As filed with the SEC on April 27, 2018

Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 87	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE
ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE
COMPANY

(Name of depositor)

640 Fifth Avenue

New York, New York  10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York  10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2018, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Contrafund® , Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Equity Income, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Strategic Income, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Freedom® 2005, Fidelity VIP Freedom® 2010, Fidelity VIP Freedom® 2015, Fidelity VIP Freedom® 2020, Fidelity VIP Freedom® 2025, Fidelity VIP Freedom® 2030, and Fidelity VIP Freedom Income®.

Others are managed by Fidelity SelectCo, LLC ("SelectCo"), an affiliate of FMR: Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Energy, Fidelity VIP Financial Services, Fidelity VIP Health Care, Fidelity VIP Industrials, Fidelity VIP Materials, Fidelity VIP Real Estate, Fidelity VIP Technology, Fidelity VIP Telecommunications, and Fidelity VIP Utilities.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

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Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2018. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 43.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectuses for the Government Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally  1-800-544-2442

Date: April 30, 2018

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	8
Investment Allocation of Your Purchase Payments	8
Trading Among Variable Subaccounts	9
Accumulation Units	11
Withdrawals	11
Signature Guarantee or Customer Authentication	12
Charges	13
Death Benefit	14
Required Distributions Upon Death	14
Annuity Date	14
Selection of Annuity Income Options	15
Fixed, Variable, or Combination Annuity Income Options	15
Types of Annuity Income Options	15
Abandoned Property	16
Reports to Owners	16
The Guaranteed Account
The Guaranteed Account	17
More About the Contract
Tax Considerations	17
Other Contract Provisions	20
Selling the Contracts	21
Availability of Unisex	21
Dollar Cost Averaging	21
Automatic Rebalancing	21
Postponement of Payment	22
More About the Variable Account and the Funds
Changes in Investment Options	22
Total Return for a Subaccount	22
Voting Rights	22
Resolving Material Conflicts	23
Litigation	23
Appendix A: Accumulation Unit Values	24
Table of Contents of the Statement of Additional Information	43

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Funds - The mutual fund portfolios in which the Investment Options invest.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

•  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

•  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

•  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

•  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.

•  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1)  on a non-qualified basis; or

(2)  on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Additional payments are not allowed.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. Additional payments are not allowed.

Investment Options

You may direct your money to one or more of the fifty-six Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, FMR Co., Inc., Geode, SelectCo., BlackRock, Franklin Templeton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 17.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 15. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 15.

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•  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

•  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page 14. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 14.

Charges

We assess the following charges:

(1)  Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2)  Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3)  Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4)  Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5)  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

(6)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(7)  Other Taxes.

For further information on the charges described above, see Charges on page 13.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page 8.

Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

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FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of six per contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge		Maximum Charge
Annual Maintenance Charge	$30.00	A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%		Same as current
Daily Administrative Charge	0.05%		Same as current
Total Separate Account Annual Expenses	0.80%		Same as current

A  We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.43%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$228	$702	$1,204	$2,582

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$227	$701	$1,201	$2,576

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Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-six Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity SelectCo., LLC
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity SelectCo., LLC
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO		Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products.

VIT refers to Variable Insurance Trust.

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

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Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

•  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 17.

•  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

•  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

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TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

•  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

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EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

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•  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

•  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any purchase payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. See Investment Allocation of Your Purchase Payments on page 8. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following the withdrawal or transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2019, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page 17.

•  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 15.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 23.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

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Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 17. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page 22.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3.  For contracts that have had an address change in the last 10 days, the limit is $25,000. (Withdrawals greater than $25,000 must be requested in writing with a signature guarantee from all registered owners.)

4.  The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

•  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

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You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1.  Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2.  Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 14. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4.  Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5.  Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6.  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7.  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8.  Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page 20.

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DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Annuitant's Beneficiaries you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents, from all of the Beneficiaries.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner. Federal tax law does not extend to the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

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SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page 16.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

•  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

•  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

•  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

•  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a

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single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1.  Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2.  Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3.  Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

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The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

•  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."

•  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

•  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.

•  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

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The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

•  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.

•  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

•  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

•  The taxable portion of a distribution is generally taxed as ordinary income.

•  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

• Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under

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section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is

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determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. A joint owner can be a non-spouse. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2.  Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3.  Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4.  Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

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5.  Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6.  Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 17. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7.  Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds.

The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, Rhode Island 02917. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

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Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

•  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

•  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.

•  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be

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counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	35.31	41.59	168,206
2016	34.74	35.31	188,285
2015	34.99	34.74	214,561
2014	33.32	34.99	226,475
2013	27.44	33.32	258,329
2012	23.96	27.44	253,471
2011	25.74	23.96	280,438
2010	22.30	25.74	306,036
2009	16.91	22.30	362,689
2008	26.56	16.91	396,230

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	53.49	60.55	427,333
2016	52.32	53.49	453,015
2015	52.66	52.32	531,630
2014	50.16	52.66	577,033
2013	43.70	50.16	655,266
2012	39.17	43.70	712,433
2011	40.52	39.17	793,612
2010	35.75	40.52	879,602
2009	27.91	35.75	956,035
2008	39.47	27.91	1,063,247

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	29.69	34.29	381,867
2016	27.90	29.69	404,919
2015	27.96	27.90	433,599
2014	25.56	27.96	439,696
2013	21.54	25.56	438,311
2012	18.87	21.54	482,158
2011	19.73	18.87	529,820
2010	16.85	19.73	563,529
2009	12.25	16.85	601,705
2008	18.70	12.25	674,526

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24

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	25.78	31.24	59,965
2016	24.70	25.78	70,046
2015	23.77	24.70	193,357
2014	21.86	23.77	79,950
2013	15.62	21.86	125,531
2012	12.94	15.62	52,115
2011	13.28	12.94	37,266
2010	10.19	13.28	305,737
2009	7.43	10.19	49,407
2008	11.36	7.43	21,932

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	22.53	25.63	68,905
2016	21.90	22.53	120,974
2015	20.17	21.90	90,212
2014	17.58	20.17	63,783
2013	14.55	17.58	87,358
2012	12.71	14.55	112,243
2011	11.84	12.71	76,503
2010	10.36	11.84	28,759
2009	8.65	10.36	44,797
2008	11.09	8.65	67,761

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	79.68	96.33	1,106,806
2016	74.36	79.68	1,182,123
2015	74.46	74.36	1,279,279
2014	67.06	74.46	1,442,663
2013	51.49	67.06	1,564,875
2012	44.59	51.49	1,704,333
2011	46.11	44.59	1,908,227
2010	39.65	46.11	2,104,799
2009	29.46	39.65	2,394,716
2008	51.65	29.46	2,661,786

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25

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	19.04	20.22	72,418
2016	15.65	19.04	101,080
2015	16.09	15.65	99,559
2014	15.41	16.09	83,015
2013	11.23	15.41	182,832
2012	9.51	11.23	94,860
2011	9.72	9.51	136,819
2010	7.80	9.72	106,625
2009	6.43	7.80	101,759
2008	9.79	6.43	65,922

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	27.01	33.19	61,026
2016	26.47	27.01	78,826
2015	26.34	26.47	149,659
2014	23.94	26.34	98,532
2013	17.42	23.94	100,116
2012	14.31	17.42	69,186
2011	14.82	14.31	45,711
2010	12.62	14.82	61,640
2009	9.34	12.62	73,282
2008	16.03	9.34	83,210

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		7.61	11.13	409,697
2016		7.43	7.61	30,944
2015	*	8.69	7.43	43,424

*  Period from 4/30/2015 to 12/31/2015

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26

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	27.70	26.80	107,823
2016	20.87	27.70	181,345
2015	26.47	20.87	165,917
2014	30.53	26.47	178,073
2013	24.73	30.53	234,327
2012	23.74	24.73	283,626
2011	25.19	23.74	378,519
2010	21.26	25.19	405,801
2009	14.48	21.26	499,059
2008	31.94	14.48	520,422

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	103.72	116.16	353,203
2016	88.60	103.72	393,443
2015	93.00	88.60	435,243
2014	86.23	93.00	504,443
2013	67.83	86.23	561,683
2012	58.29	67.83	614,253
2011	58.20	58.29	696,279
2010	50.95	58.20	788,145
2009	39.44	50.95	918,299
2008	69.34	39.44	1,059,656

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	14.32	17.22	168,383
2016	12.16	14.32	179,979
2015	12.73	12.16	140,000
2014	11.57	12.73	146,676
2013	8.71	11.57	220,168
2012	6.83	8.71	157,024
2011	8.66	6.83	129,898
2010	8.14	8.66	142,595
2009	6.45	8.14	259,408
2008	13.02	6.45	199,564

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Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		10.62	10.94	29,643
2016		9.81	10.62	27,208
2015		9.90	9.81	19,311
2014	*	10.00	9.90	7,088

*  Period from 4/30/2014 to 12/31/2014

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	15.68	17.28	25,782
2016	15.06	15.68	25,370
2015	15.22	15.06	25,500
2014	14.71	15.22	43,173
2013	13.51	14.71	33,308
2012	12.43	13.51	17,212
2011	12.51	12.43	22,370
2010	11.33	12.51	26,173
2009	9.28	11.33	34,876
2008	12.28	9.28	50,039

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	16.81	18.86	52,607
2016	16.07	16.81	64,486
2015	16.25	16.07	75,332
2014	15.67	16.25	81,052
2013	13.92	15.67	117,820
2012	12.55	13.92	99,146
2011	12.68	12.55	111,467
2010	11.31	12.68	106,553
2009	9.18	11.31	163,160
2008	12.34	9.18	198,349

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Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	17.28	19.73	66,633
2016	16.45	17.28	105,791
2015	16.64	16.45	185,586
2014	16.02	16.64	204,824
2013	14.11	16.02	233,024
2012	12.68	14.11	226,411
2011	12.82	12.68	274,174
2010	11.43	12.82	271,590
2009	9.20	11.43	322,426
2008	12.71	9.20	284,321

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	17.43	20.16	162,080
2016	16.56	17.43	156,200
2015	16.74	16.56	168,366
2014	16.09	16.74	167,692
2013	13.98	16.09	181,802
2012	12.43	13.98	159,063
2011	12.66	12.43	163,871
2010	11.15	12.66	183,933
2009	8.72	11.15	182,786
2008	13.04	8.72	209,760

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	18.34	21.45	80,272
2016	17.41	18.34	76,968
2015	17.58	17.41	63,672
2014	16.87	17.58	72,766
2013	14.18	16.87	69,764
2012	12.42	14.18	40,159
2011	12.79	12.42	39,446
2010	11.13	12.79	40,745
2009	8.63	11.13	39,497
2008	13.21	8.63	83,730

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29

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	18.19	21.82	57,778
2016	17.20	18.19	62,069
2015	17.38	17.20	64,357
2014	16.69	17.38	65,315
2013	13.83	16.69	85,278
2012	12.06	13.83	107,765
2011	12.48	12.06	112,751
2010	10.84	12.48	123,952
2009	8.30	10.84	126,166
2008	13.51	8.30	96,527

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	14.54	15.64	69,086
2016	14.02	14.54	74,542
2015	14.18	14.02	71,470
2014	13.78	14.18	244,856
2013	13.16	13.78	261,864
2012	12.45	13.16	100,956
2011	12.35	12.45	62,294
2010	11.58	12.35	82,641
2009	10.16	11.58	69,083
2008	11.44	10.16	49,291

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	13.54	14.41	244,609
2016	13.27	13.54	262,251
2015	13.38	13.27	308,316
2014	12.96	13.38	380,857
2013	12.36	12.96	429,434
2012	11.81	12.36	519,005
2011	11.63	11.81	597,264
2010	10.91	11.63	498,295
2009	9.97	10.91	463,717
2008	10.95	9.97	223,645

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	14.85	16.86	607,104
2016	14.36	14.85	692,960
2015	14.46	14.36	712,663
2014	13.87	14.46	682,497
2013	12.17	13.87	721,798
2012	11.14	12.17	855,822
2011	11.27	11.14	960,724
2010	10.16	11.27	1,024,244
2009	8.61	10.16	1,055,954
2008	11.20	8.61	729,869

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		14.06	16.32	295,117
2016		13.53	14.06	339,351
2015		13.58	13.53	273,777
2014		12.99	13.58	312,916
2013		11.04	12.99	330,475
2012		9.97	11.04	351,894
2011		10.28	9.97	360,440
2010		9.10	10.26	423,922
2009		7.49	9.10	383,941
2008	*	10.00	7.49	148,975

*  Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	15.19	17.97	342,563
2016	14.59	15.19	296,239
2015	14.64	14.59	350,926
2014	14.03	14.64	448,195
2013	11.62	14.03	543,861
2012	10.34	11.62	619,343
2011	10.74	10.34	627,252
2010	9.47	10.74	689,327
2009	7.67	9.47	751,023
2008	11.38	7.67	665,891

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31

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	15.21	18.58	105,732
2016	14.51	15.21	140,988
2015	14.57	14.51	148,616
2014	13.95	14.57	201,431
2013	11.01	13.95	169,996
2012	9.73	11.01	144,339
2011	10.35	9.73	270,776
2010	8.98	10.35	337,916
2009	7.04	8.98	327,445
2008	11.49	7.04	317,517

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	20.82	20.79	851,861
2016	20.94	20.82	932,946
2015	21.11	20.94	1,032,284
2014	21.27	21.11	1,258,756
2013	21.44	21.27	1,489,258
2012	21.58	21.44	1,617,863
2011	21.73	21.58	2,005,396
2010	21.86	21.73	2,073,877
2009	21.88	21.86	2,928,357
2008	21.41	21.88	5,481,977

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	34.69	40.22	371,083
2016	30.12	34.69	414,035
2015	31.07	30.12	454,412
2014	28.35	31.07	513,762
2013	21.40	28.35	530,901
2012	18.19	21.40	548,315
2011	18.05	18.19	575,498
2010	15.84	18.05	642,298
2009	12.55	15.84	719,619
2008	21.71	12.55	839,275

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32

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	25.06	33.45	281,737
2016	25.18	25.06	289,926
2015	24.04	25.18	464,607
2014	21.60	24.04	341,223
2013	15.79	21.60	384,209
2012	13.31	15.79	404,800
2011	13.11	13.31	396,299
2010	10.68	13.11	409,369
2009	7.38	10.68	451,797
2008	16.55	7.38	454,679

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	112.68	151.06	303,455
2016	112.69	112.68	323,660
2015	105.99	112.69	352,397
2014	96.00	105.99	389,172
2013	70.98	96.00	435,981
2012	62.39	70.98	483,987
2011	62.77	62.39	530,587
2010	50.96	62.77	598,574
2009	40.04	50.96	666,894
2008	76.40	40.04	744,563

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	35.39	43.90	276,325
2016	39.82	35.39	329,855
2015	37.74	39.82	506,371
2014	28.64	37.74	615,377
2013	18.49	28.64	599,168
2012	15.43	18.49	452,863
2011	14.36	15.43	333,701
2010	12.34	14.36	245,639
2009	9.38	12.34	306,816
2008	13.95	9.38	322,541

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Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	51.64	54.78	116,354
2016	45.42	51.64	136,195
2015	47.51	45.42	146,195
2014	47.34	47.51	178,990
2013	45.05	47.34	217,645
2012	39.76	45.05	275,209
2011	38.52	39.76	286,649
2010	34.12	38.52	325,167
2009	23.89	34.12	365,604
2008	32.11	23.89	344,161

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	68.56	82.78	648,890
2016	61.79	68.56	686,509
2015	61.47	61.79	719,341
2014	54.56	61.47	787,941
2013	41.59	54.56	826,105
2012	36.17	41.59	870,169
2011	35.73	36.17	930,567
2010	31.32	35.73	1,049,139
2009	24.93	31.32	1,218,469
2008	39.90	24.93	1,346,320

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	40.73	48.55	73,085
2016	35.44	40.73	80,338
2015	36.41	35.44	76,447
2014	34.56	36.41	99,194
2013	24.92	34.56	120,211
2012	20.96	24.92	117,928
2011	22.16	20.96	141,798
2010	17.04	22.16	140,403
2009	12.25	17.04	118,794
2008	20.53	12.25	133,001
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Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		15.43	20.89	111,300
2016		16.03	15.43	93,012
2015	*	16.59	16.03	111,560

*  Period from 4/30/2015 to 12/31/2015

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	41.89	43.31	362,463
2016	40.31	41.89	419,157
2015	40.88	40.31	459,743
2014	38.94	40.88	500,163
2013	39.97	38.94	540,866
2012	38.05	39.97	722,164
2011	35.73	38.05	809,296
2010	33.41	35.73	893,139
2009	29.11	33.41	1,093,231
2008	30.33	29.11	1,028,083

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	17.75	22.19	56,359
2016	15.94	17.75	46,111
2015	17.66	15.94	48,588
2014	17.74	17.66	69,630
2013	14.64	17.74	78,342
2012	12.28	14.64	141,318
2011	13.49	12.28	152,843
2010	10.58	13.49	172,935
2009	5.99	10.58	169,117
2008	11.36	5.99	99,704

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Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	41.29	49.49	584,035
2016	37.09	41.29	652,938
2015	37.91	37.09	733,641
2014	35.96	37.91	840,888
2013	26.61	35.96	1,024,927
2012	23.36	26.61	1,015,440
2011	26.34	23.36	1,195,278
2010	20.61	26.34	1,459,543
2009	14.83	20.61	1,527,299
2008	24.69	14.83	1,609,568

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	42.08	54.38	168,918
2016	44.68	42.08	174,365
2015	43.46	44.68	200,485
2014	47.66	43.46	154,976
2013	36.84	47.66	177,775
2012	30.76	36.84	192,629
2011	37.43	30.76	212,026
2010	33.36	37.43	239,838
2009	26.57	33.36	276,540
2008	47.67	26.57	309,081

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	34.62	35.74	90,603
2016	33.00	34.62	123,225
2015	32.07	33.00	127,203
2014	24.84	32.07	144,988
2013	24.59	24.84	145,892
2012	20.91	24.59	182,824
2011	19.50	20.91	167,208
2010	15.07	19.50	186,014
2009	11.03	15.07	166,913
2008	18.50	11.03	178,866

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Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	19.02	20.34	298,341
2016	17.71	19.02	313,918
2015	18.15	17.71	320,882
2014	17.66	18.15	355,151
2013	17.75	17.66	404,034
2012	16.19	17.75	644,508
2011	15.60	16.19	932,143
2010	14.34	15.60	631,580
2009	11.12	14.34	776,637
2008	12.48	11.12	610,367

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	25.55	38.22	424,892
2016	23.12	25.55	429,606
2015	21.94	23.12	299,781
2014	19.76	21.94	357,673
2013	15.59	19.76	290,972
2012	13.37	15.59	390,133
2011	14.94	13.37	393,761
2010	11.79	14.94	538,196
2009	6.06	11.79	533,595
2008	12.41	6.06	322,897

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	15.66	15.85	48,085
2016	12.85	15.66	97,424
2015	12.65	12.85	53,715
2014	12.32	12.65	45,173
2013	10.24	12.32	28,350
2012	8.58	10.24	239,115
2011	8.83	8.58	32,886
2010	7.57	8.83	69,557
2009	5.16	7.57	37,049
2008	9.89	5.16	19,125

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Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	22.29	26.07	75,778
2016	19.70	22.29	92,919
2015	22.24	19.70	74,816
2014	18.41	22.24	129,902
2013	15.34	18.41	113,690
2012	14.39	15.34	144,472
2011	12.82	14.39	138,736
2010	11.62	12.82	146,513
2009	10.15	11.62	168,775
2008	15.89	10.15	279,074

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	24.77	29.33	113,227
2016	22.78	24.77	139,003
2015	23.67	22.78	165,375
2014	22.34	23.67	186,832
2013	17.26	22.34	224,795
2012	13.67	17.26	235,146
2011	15.11	13.67	254,066
2010	12.03	15.11	306,112
2009	7.70	12.03	345,903
2008	15.88	7.70	400,968

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	19.88	22.79	86,636
2016	17.88	19.88	106,644
2015	18.16	17.88	117,540
2014	16.43	18.16	125,677
2013	12.50	16.43	101,278
2012	10.43	12.50	94,239
2011	10.78	10.43	116,739
2010	9.22	10.78	157,988
2009	6.52	9.22	179,243
2008	12.29	6.52	169,988

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38

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		11.81	13.32	49,977
2016		11.45	11.81	87,564
2015		11.64	11.45	111,982
2014		11.51	11.64	118,028
2013		10.13	11.51	112,578
2012	*	9.89	10.13	27,467

*  Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		10.00	10.06	52,329
2016		10.02	10.00	29,973
2015		10.05	10.02	23,113
2014		9.80	10.05	8,168
2013		10.10	9.80	13,990
2012	*	10.05	10.10	15,000

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		10.60	10.72	34,426
2016		10.38	10.60	26,656
2015		10.94	10.38	39,431
2014		10.83	10.94	43,886
2013		10.74	10.83	39,344
2012	*	10.00	10.74	19,093

*  Period from 04/30/2012 to 12/31/2012

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39

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	18.19	22.17	70,456
2016	17.16	18.19	52,924
2015	17.55	17.16	54,997
2014	17.57	17.55	58,325
2013	14.46	17.57	63,843
2012	12.81	14.46	73,491
2011	14.50	12.81	86,235
2010	13.17	14.50	105,756
2009	11.45	13.17	112,560
2008	19.28	11.45	128,364

*  On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	13.50	17.15	104,484
2016	11.23	13.50	288,642
2015	14.14	11.23	100,886
2014	14.90	14.14	211,703
2013	15.18	14.90	158,137
2012	12.51	15.18	257,933
2011	15.33	12.51	274,790
2010	12.56	15.33	413,307
2009	7.44	12.56	917,748
2008	14.59	7.44	348,480

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	32.78	35.68	49,317
2016	29.89	32.78	54,930
2015	30.47	29.89	60,134
2014	29.84	30.47	74,126
2013	32.97	29.84	87,385
2012	28.18	32.97	124,813
2011	26.54	28.18	90,700
2010	24.37	26.54	106,467
2009	18.87	24.37	118,014
2008	22.37	18.87	103,755

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40

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	24.42	32.72	89,036
2016	23.06	24.42	94,626
2015	26.03	23.06	109,869
2014	27.47	26.03	127,291
2013	27.98	27.47	158,381
2012	23.52	27.98	205,599
2011	28.99	23.52	265,920
2010	24.55	28.99	362,415
2009	14.57	24.55	429,192
2008	33.86	14.57	490,538

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017	16.09	18.53	37,384
2016	15.36	16.09	46,178
2015	16.54	15.36	49,856
2014	16.32	16.54	55,892
2013	14.19	16.32	62,330
2012	12.57	14.19	74,033
2011	13.15	12.57	81,820
2010	12.55	13.15	106,716
2009	9.54	12.55	166,363
2008	17.37	9.54	217,130

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		11.07	11.13	239,593
2016		11.00	11.07	265,568
2015		11.06	11.00	251,885
2014		11.05	11.06	368,025
2013		11.15	11.05	448,894
2012		10.62	11.15	497,574
2011		10.59	10.62	441,072
2010		10.14	10.59	499,010
2009	*	10.00	10.14	355,229

*  Period from 9/30/2009 to 12/31/2009

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41

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		12.22	12.57	120,648
2016		11.71	12.22	132,185
2015		12.13	11.71	148,480
2014		11.86	12.13	164,937
2013		13.17	11.86	189,777
2012		12.21	13.17	315,350
2011		11.02	12.21	349,845
2010		10.28	11.02	226,518
2009	*	10.00	10.28	136,163

*  Period from 9/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2017		12.38	12.88	150,285
2016		12.15	12.38	161,279
2015		12.20	12.15	167,050
2014		11.79	12.20	228,747
2013		12.12	11.79	325,494
2012		11.15	12.12	431,094
2011		10.85	11.15	387,284
2010		10.12	10.85	345,406
2009	*	10.00	10.12	158,174

*  Period from 9/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2017 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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42

Table of Contents of the Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	3
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
IRS Required Distributions	3
Safekeeping of Variable Account Assets	4
Distribution of the Contracts	4
State Regulation	4
Legal Matters	4
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0418

EVA7

43

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2.  You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3.  You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4.  Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5.  No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6.  The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7.  The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8.  No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9.  Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10.  To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11.  You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12.  You may select one of the following methods of distribution for the assets of this IRA:

(a)  Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b)  Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

(c)  Single sum payment; or

FVA-91200

Not Part of the Prospectus

(d)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14.  If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15.  If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a)  The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b)  The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16.  You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17.  Distributions are taxed as ordinary income under Federal income tax laws.

18.  The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19.  Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20.  The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21.  Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22.  If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23.  If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24.  The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25.  As further described in the prospectus, the following are all the charges that the Company currently makes:

FVA-91200

Not Part of the Prospectus

2

(a)  Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b)  Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c)  Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2018, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

EVA7-PTB-0418
1.756513.119

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1.  FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2.  Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with FINRA and (b) taking professional qualifications examinations.

3.  National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4.  Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5.  Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6.  Veritude, LLC: (1) temporary staffing services.

7.  Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC – Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Investments Institutional Services Company, Inc.

8.  Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)  The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b)  The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. (1) If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

3

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2017 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

4

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2017

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$18,359	$91,332	$7,711	$41,811	$45,820	$39,683	$49,412	$32,282
Receivable from EFILI	—	—	6	—	22	—	7	—
Total assets	18,359	91,332	7,717	41,811	45,842	39,683	49,419	32,282
Liabilities:
Payable to EFILI	5	1	—	—	—	—	—	—
Total net assets	$18,354	$91,331	$7,717	$41,811	$45,842	$39,683	$49,419	$32,282
Net Assets:
Fidelity Retirement Reserves	$17,706	$—	$6,374	$—	$41,033	$—	$45,842	$—
Fidelity Income Advantage	648	—	1,343	—	4,809	—	3,577	—
Fidelity Personal Retirement	—	91,205	—	41,811	—	39,683	—	32,282
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	126	—	—	—	—	—	—
Total net assets	$18,354	$91,331	$7,717	$41,811	$45,842	$39,683	$49,419	$32,282
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	852	—	116	—	353	—	303	—
Unit Value	$20.79	$—	$54.78	$—	$116.16	$—	$151.06	$—
Fidelity Income Advantage:
Units Outstanding	32	—	25	—	43	—	25	—
Unit Value	$20.03	$—	$52.76	$—	$111.88	$—	$145.49	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,569	—	2,300	—	1,702	—	1,083
Highest Unit Value	$—	$11.38	$—	$24.75	$—	$35.99	$—	$44.30
Lowest Unit Value	$—	$9.98	$—	$15.74	$—	$21.80	$—	$28.63
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	14	—	—	—	—	—	—
Highest Unit Value	$—	$9.52	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.12	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,796	$25,083	$18,515	$65,515	$27,392	$24,453
Receivable from EFILI	2	—	8	—	14	—
Total assets	9,798	25,083	18,523	65,515	27,406	24,453
Liabilities:
Payable to EFILI	1	—	—	—	—	—
Total net assets	$9,797	$25,083	$18,523	$65,515	$27,406	$24,453
Net Assets:
Fidelity Retirement Reserves	$9,186	$—	$15,694	$—	$25,882	$—
Fidelity Income Advantage	611	—	2,829	—	1,524	—
Fidelity Personal Retirement	—	25,083	—	65,515	—	24,453
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$9,797	$25,083	$18,523	$65,515	$27,406	$24,453
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	169	—	362	—	427	—
Unit Value	$54.38	$—	$43.31	$—	$60.55	$—
Fidelity Income Advantage:
Units Outstanding	12	—	68	—	26	—
Unit Value	$52.38	$—	$41.71	$—	$58.32	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,370	—	4,477	—	1,291
Highest Value	$—	$24.79	$—	$16.38	$—	$24.37
Lowest Value	$—	$17.98	$—	$12.66	$—	$17.31
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$247,479	$7,482	$9,431	$114,424	$139,905	$14,785	$207,515
Receivable from EFILI	24	3	1	9	1	8	—
Total assets	247,503	7,485	9,432	114,433	139,906	14,793	207,515
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$247,503	$7,485	$9,432	$114,433	$139,906	$14,793	$207,515
Net Assets:
Fidelity Retirement Reserves	$53,718	$6,996	$—	$106,615	$—	$13,097	$—
Fidelity Income Advantage	5,604	489	—	7,818	—	1,696	—
Fidelity Personal Retirement	188,181	—	9,432	—	139,906	—	141,152
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	66,363
Total net assets	$247,503	$7,485	$9,432	$114,433	$139,906	$14,793	$207,515
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	649	168	—	1,107	—	382	—
Unit Value	$82.78	$41.59	$—	$96.33	$—	$34.29	$—
Fidelity Income Advantage:
Units Outstanding	70	12	—	84	—	51	—
Unit Value	$79.73	$40.06	$—	$92.78	$—	$33.02	$—
Fidelity Personal Retirement:
Units Outstanding	6,677	—	449	—	5,132	—	5,955
Highest Value	$39.47	$—	$28.21	$—	$39.20	$—	$33.37
Lowest Value	$27.09	$—	$19.42	$—	$25.77	$—	$20.98
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	2,479
Highest Value	$—	$—	$—	$—	$—	$—	$30.50
Lowest Value	$—	$—	$—	$—	$—	$—	$17.70
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	1,037
Highest Value	$—	$—	$—	$—	$—	$—	$30.08
Lowest Value	$—	$—	$—	$—	$—	$—	$17.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$2,116	$9,645	$16,838	$26,287	$10,554	$18,428	$32,682	$59,151
Receivable from EFILI	—	—	—	—	—	—	12	—
Total assets	2,116	9,645	16,838	26,287	10,554	18,428	32,694	59,151
Liabilities:
Payable to EFILI	—	—	1	—	—	—	—	—
Total net assets	$2,116	$9,645	$16,837	$26,287	$10,554	$18,428	$32,694	$59,151
Net Assets:
Fidelity Retirement Reserves	$2,026	$—	$14,928	$—	$9,423	$—	$28,904	$—
Fidelity Income Advantage	90	—	1,909	—	1,131	—	3,790	—
Fidelity Personal Retirement	—	9,645	—	26,287	—	18,428	—	59,151
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$2,116	$9,645	$16,837	$26,287	$10,554	$18,428	$32,694	$59,151
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	61	—	371	—	282	—	584	—
Unit Value	$33.19	$—	$40.22	$—	$33.45	$—	$49.49	$—
Fidelity Income Advantage:
Units Outstanding	3	—	49	—	35	—	79	—
Unit Value	$32.25	$—	$38.74	$—	$32.21	$—	$47.75	$—
Fidelity Personal Retirement:
Units Outstanding	—	336	—	979	—	582	—	2,242
Highest Value	$—	$43.40	$—	$37.72	$—	$53.70	$—	$40.48
Lowest Value	$—	$27.42	$—	$25.66	$—	$29.00	$—	$22.78
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$3,817	$9,305	$2,159	$9,050	$17,509	$46,290	$3,065	$9,301
Receivable from EFILI	2	—	—	—	12	—	2	—
Total assets	3,819	9,305	2,159	9,050	17,521	46,290	3,067	9,301
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$3,819	$9,305	$2,159	$9,050	$17,521	$46,290	$3,067	$9,301
Net Assets:
Fidelity Retirement Reserves	$3,322	$—	$1,976	$—	$16,242	$—	$2,890	$—
Fidelity Income Advantage	497	—	183	—	1,279	—	177	—
Fidelity Personal Retirement	—	9,305	—	9,050	—	46,290	—	9,301
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$3,819	$9,305	$2,159	$9,050	$17,521	$46,290	$3,067	$9,301
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	113	—	76	—	425	—	108	—
Unit Value	$29.33	$—	$26.07	$—	$38.22	$—	$26.80	$—
Fidelity Income Advantage:
Units Outstanding	17	—	7	—	34	—	7	—
Unit Value	$28.50	$—	$25.22	$—	$36.97	$—	$25.93	$—
Fidelity Personal Retirement:
Units Outstanding	—	364	—	369	—	1,191	—	594
Highest Value	$—	$50.74	$—	$27.72	$—	$76.84	$—	$21.66
Lowest Value	$—	$24.26	$—	$22.30	$—	$33.22	$—	$14.60
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$12,444	$45,886	$3,159	$18,289	$3,750	$20,810	$2,048	$13,934
Receivable from EFILI	1	—	—	—	5	—	3	—
Total assets	12,445	45,886	3,159	18,289	3,755	20,810	2,051	13,934
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$12,445	$45,886	$3,159	$18,289	$3,755	$20,810	$2,051	$13,934
Net Assets:
Fidelity Retirement Reserves	$12,129	$—	$2,900	$—	$3,548	$—	$1,874	$—
Fidelity Income Advantage	316	—	259	—	207	—	177	—
Fidelity Personal Retirement	—	45,886	—	18,289	—	20,810	—	13,934
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$12,445	$45,886	$3,159	$18,289	$3,755	$20,810	$2,051	$13,934
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	276	—	168	—	73	—	60	—
Unit Value	$43.90	$—	$17.22	$—	$48.55	$—	$31.24	$—
Fidelity Income Advantage:
Units Outstanding	7	—	15	—	4	—	6	—
Unit Value	$42.47	$—	$16.66	$—	$46.96	$—	$30.22	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,150	—	960	—	676	—	464
Highest Value	$—	$55.80	$—	$37.24	$—	$48.94	$—	$53.92
Lowest Value	$—	$38.20	$—	$14.83	$—	$27.90	$—	$29.76
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$3,433	$17,892	$7,114	$82,441	$2,663	$27,424
Receivable from EFILI	1	—	3	—	2	—
Total assets	3,434	17,892	7,117	82,441	2,665	27,424
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$3,434	$17,892	$7,117	$82,441	$2,665	$27,424
Net Assets:
Fidelity Retirement Reserves	$3,238	$—	$6,069	$—	$2,325	$—
Fidelity Income Advantage	196	—	1,048	—	340	—
Fidelity Personal Retirement	—	17,892	—	82,441	—	27,424
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$3,434	$17,892	$7,117	$82,441	$2,665	$27,424
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	91	—	298	—	111	—
Unit Value	$35.74	$—	$20.34	$—	$20.89	$—
Fidelity Income Advantage:
Units Outstanding	6	—	53	—	17	—
Unit Value	$34.72	$—	$19.79	$—	$20.37	$—
Fidelity Personal Retirement:
Units Outstanding	—	787	—	4,920	—	1,240
Highest Value	$—	$50.38	$—	$20.28	$—	$42.10
Lowest Value	$—	$20.79	$—	$14.00	$—	$20.90
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Assets:
Investments at market value	$2,423	$15,007	$1,081	$4,702
Receivable from EFILI	1	—	—	—
Total assets	2,424	15,007	1,081	4,702
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$2,424	$15,007	$1,081	$4,702
Net Assets:
Fidelity Retirement Reserves	$1,975	$—	$1,081	$—
Fidelity Income Advantage	449	—	—	—
Fidelity Personal Retirement	—	15,007	—	4,702
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$2,424	$15,007	$1,081	$4,702
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	87	—	69	—
Unit Value	$22.79	$—	$15.64	$—
Fidelity Income Advantage:
Units Outstanding	20	—	—	—
Unit Value	$22.22	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	591	—	309
Highest Value	$—	$44.98	$—	$16.88
Lowest Value	$—	$23.24	$—	$13.76
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$446	$4,308	$992	$5,816	$1,315	$8,271
Receivable from EFILI	—	—	—	—	—	—
Total assets	446	4,308	992	5,816	1,315	8,271
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$446	$4,308	$992	$5,816	$1,315	$8,271
Net Assets:
Fidelity Retirement Reserves	$446	$—	$992	$—	$1,315	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	4,308	—	5,816	—	8,271
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$446	$4,308	$992	$5,816	$1,315	$8,271
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	—	53	—	67	—
Unit Value	$17.28	$—	$18.86	$—	$19.73	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	253	—	299	—	395
Highest Value	$—	$21.22	$—	$23.55	$—	$24.72
Lowest Value	$—	$15.60	$—	$16.99	$—	$17.62
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$3,268	$23,711	$1,722	$13,866	$1,261	$15,348
Receivable from EFILI	—	—	—	—	—	—
Total assets	3,268	23,711	1,722	13,866	1,261	15,348
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$3,268	$23,711	$1,722	$13,866	$1,261	$15,348
Net Assets:
Fidelity Retirement Reserves	$3,268	$—	$1,722	$—	$1,261	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	23,711	—	13,866	—	15,348
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$3,268	$23,711	$1,722	$13,866	$1,261	$15,348
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	162	—	80	—	58	—
Unit Value	$20.16	$—	$21.45	$—	$21.82	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,157	—	616	—	692
Highest Value	$—	$27.03	$—	$29.25	$—	$31.30
Lowest Value	$—	$18.54	$—	$19.81	$—	$20.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$1,712	$1,090	$2,434	$1,555	$22,781	$59,455	$133,877
Receivable from EFILI	2	2	1	—	—	—	—
Total assets	1,714	1,092	2,435	1,555	22,781	59,455	133,877
Liabilities:
Payable to EFILI	—	—	—	—	—	1	128
Total net assets	$1,714	$1,092	$2,435	$1,555	$22,781	$59,454	$133,749
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$1,464	$—	$3,526	$10,238
Fidelity Income Advantage	—	—	—	91	—	658	3,859
Fidelity Personal Retirement	—	—	—	—	22,781	54,701	115,019
Fidelity Freedom Lifetime Income	1,714	1,092	2,435	—	—	569	4,633
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,714	$1,092	$2,435	$1,555	$22,781	$59,454	$133,749
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	72	—	245	607
Unit Value	$—	$—	$—	$20.22	$—	$14.41	$16.86
Fidelity Income Advantage:
Units Outstanding	—	—	—	5	—	47	242
Unit Value	$—	$—	$—	$19.75	$—	$14.08	$16.47
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	912	3,651	6,300
Highest Value	$—	$—	$—	$—	$39.60	$15.94	$22.47
Lowest Value	$—	$—	$—	$—	$21.35	$13.50	$17.12
Fidelity Freedom Lifetime Income:
Units Outstanding	100	58	117	—	—	42	294
Unit Value	$17.19	$18.88	$20.88	$—	$—	$13.47	$15.76
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Investments at market value	$169,708	$97,256	$41,643	$1,907	$21,257	$1,258	$9,310
Receivable from EFILI	4	13	1	1	—	—	—
Total assets	169,712	97,269	41,644	1,908	21,257	1,258	9,310
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$169,712	$97,269	$41,644	$1,908	$21,257	$1,258	$9,310
Net Assets:
Fidelity Retirement Reserves	$4,817	$6,156	$1,964	$1,766	$—	$1,251	$—
Fidelity Income Advantage	946	1,985	526	142	—	7	—
Fidelity Personal Retirement	74,970	87,456	38,272	—	21,257	—	9,310
Fidelity Freedom Lifetime Income	7,980	1,672	882	—	—	—	—
Fidelity Growth and Guaranteed Income	80,999	—	—	—	—	—	—
Total net assets	$169,712	$97,269	$41,644	$1,908	$21,257	$1,258	$9,310
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	295	343	106	69	—	56	—
Unit Value	$16.32	$17.97	$18.58	$25.63	$—	$22.19	$—
Fidelity Income Advantage:
Units Outstanding	59	113	29	6	—	—	—
Unit Value	$16.01	$17.55	$18.14	$25.08	$—	$21.72	$—
Fidelity Personal Retirement:
Units Outstanding	4,105	4,414	1,771	—	807	—	402
Highest Value	$25.32	$27.48	$31.61	$—	$33.73	$—	$47.31
Lowest Value	$17.22	$19.16	$19.81	$—	$25.32	$—	21.75
Fidelity Freedom Lifetime Income:
Units Outstanding	479	99	50	—	—	—	—
Unit Value	$16.64	$16.84	$17.46	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	3,768	—	—	—	—	—	—
Highest Value	$23.14	$—	$—	$—	$—	$—	$—
Lowest Value	$15.59	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	895	—	—	—	—	—	—
Highest Value	$22.82	$—	$—	$—	$—	$—	$—
Lowest Value	$15.35	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIF – Emerging Markets Equity
Assets:
Investments at market value	$769	$2,359	$4,692	$16,317	$512	$25,289	$7,819
Receivable from EFILI	—	—	4	—	1	—	2
Total assets	769	2,359	4,696	16,317	513	25,289	7,821
Liabilities:
Payable to EFILI	1	—	—	—	—	—	—
Total net assets	$768	$2,359	$4,696	$16,317	$513	$25,289	$7,821
Net Assets:
Fidelity Retirement Reserves	$762	$—	$4,563	$—	$324	$—	$2,913
Fidelity Income Advantage	6	—	133	—	189	—	226
Fidelity Personal Retirement	—	2,359	—	16,317	—	25,289	4,682
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$768	$2,359	$4,696	$16,317	$513	$25,289	$7,821
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	48	—	410	—	30	—	89
Unit Value	$15.85	$—	$11.13	$—	$10.94	$—	$32.72
Fidelity Income Advantage:
Units Outstanding	—	—	12	—	17	—	7
Unit Value	$15.51	$—	$10.91	$—	$10.86	$—	$31.51
Fidelity Personal Retirement:
Units Outstanding	—	120	—	1,165	—	2,261	311
Highest Value	$—	$40.41	$—	$31.06	$—	$11.21	$27.71
Lowest Value	$—	$16.66	$—	$11.64	$—	$11.15	$13.53
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$14,514	$5,916	$5,920	$3,846	$1,459	$13,629	$2,156
Receivable from EFILI	—	1	—	1	2	—	—
Total assets	14,514	5,917	5,920	3,847	1,461	13,629	2,156
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$14,514	$5,917	$5,920	$3,847	$1,461	$13,629	$2,156
Net Assets:
Fidelity Retirement Reserves	$1,760	$693	$1,562	$3,538	$1,232	$1,792	$33
Fidelity Income Advantage	134	196	130	309	229	84	—
Fidelity Personal Retirement	12,620	5,028	4,228	—	—	11,753	2,123
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$14,514	$5,917	$5,920	$3,847	$1,461	$13,629	$2,156
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	49	37	70	74	26	104	6
Unit Value	$35.68	$18.53	$22.17	$47.73	$46.97	$17.15	$5.94
Fidelity Income Advantage:
Units Outstanding	4	11	6	7	5	5	—
Unit Value	$34.36	$17.85	$21.36	$45.97	$45.24	$16.76	$—
Fidelity Personal Retirement:
Units Outstanding	745	309	264	—	—	769	344
Highest Value	$22.04	$24.05	$23.05	$—	$—	$28.84	$6.18
Lowest Value	$13.96	$14.12	$14.37	$—	$—	$13.45	$6.13
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$41,096	$19,746	$50,371	$34,593	$11,510	$5,858
Receivable from EFILI	—	1	—	—	—	—
Total assets	41,096	19,747	50,371	34,593	11,510	5,858
Liabilities:
Payable to EFILI	—	—	1	—	—	—
Total net assets	$41,096	$19,747	$50,370	$34,593	$11,510	$5,858
Net Assets:
Fidelity Retirement Reserves	$2,666	$1,516	$1,936	$666	$369	$526
Fidelity Income Advantage	11	31	29	14	—	—
Fidelity Personal Retirement	38,419	18,200	48,405	33,913	11,141	5,332
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$41,096	$19,747	$50,370	$34,593	$11,510	$5,858
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	240	121	150	50	34	52
Unit Value	$11.13	$12.57	$12.88	$13.32	$10.72	$10.06
Fidelity Income Advantage:
Units Outstanding	1	2	2	1	—	—
Unit Value	$10.94	$12.36	$12.67	$13.17	$—	$—
Fidelity Personal Retirement:
Units Outstanding	3,362	1,444	3,701	2,457	1,002	511
Highest Value	$11.65	$13.15	$13.49	$13.87	$11.16	$10.47
Lowest Value	$11.12	$11.99	$12.46	$13.75	$11.07	$10.38
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$128	$594	$420	$2,219	$762	$627
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	51	—	304	—
Administrative and other charges	9	—	3	—	20	—
Total expenses	148	—	54	—	324	—
Fidelity Income Advantage:
Mortality and expense risk charges	5	—	10	—	36	—
Administrative and other charges	2	—	4	—	12	—
Total expenses	7	—	14	—	48	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	119	—	58	—	54
Administrative and other charges	—	46	—	22	—	19
Total expenses	—	165	—	80	—	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7	—	—	—	—
Administrative and other charges	—	2	—	—	—	—
Total expenses	—	9	—	—	—	—
Total expenses	155	174	68	80	372	73
Net investment income (loss)	(27)	420	352	2,139	390	554
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(705)	340	(206)	621
Realized gain distributions	—	—	—	—	942	825
Net realized gain (loss) on investments	—	—	(705)	340	736	1,446
Unrealized appreciation (depreciation)	—	—	840	373	3,988	2,668
Net increase (decrease) in net assets from operations	$(27)	$420	$487	$2,852	$5,114	$4,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$98	$37	$130	$311	$456	$1,490
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	317	—	64	—	127	—
Administrative and other charges	21	—	4	—	8	—
Total expenses	338	—	68	—	135	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	—	3	—	22	—
Administrative and other charges	8	—	2	—	8	—
Total expenses	33	—	5	—	30	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	39	—	26	—	88
Administrative and other charges	—	13	—	10	—	31
Total expenses	—	52	—	36	—	119
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	371	52	73	36	165	119
Net investment income (loss)	(273)	(15)	57	275	291	1,371
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,166	1,268	54	142	(74)	72
Realized gain distributions	3,219	1,721	8	21	91	263
Net realized gain (loss) on investments	4,385	2,989	62	163	17	335
Unrealized appreciation (depreciation)	8,825	4,300	2,134	4,356	355	686
Net increase (decrease) in net assets from operations	$12,937	$7,274	$2,253	$4,794	$663	$2,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$498	$420	$4,097	$91	$108	$1,088	$1,224
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	187	—	377	52	—	764	—
Administrative and other charges	13	—	25	3	—	51	—
Total expenses	200	—	402	55	—	815	—
Fidelity Income Advantage:
Mortality and expense risk charges	12	—	43	4	—	58	—
Administrative and other charges	4	—	14	1	—	19	—
Total expenses	16	—	57	5	—	77	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	29	227	—	12	—	197
Administrative and other charges	—	11	83	—	4	—	66
Total expenses	—	40	310	—	16	—	263
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	216	40	769	60	16	892	263
Net investment income (loss)	282	380	3,328	31	92	196	961
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	38	110	9,248	104	149	2,034	3,300
Realized gain distributions	2,946	2,460	678	971	951	5,751	6,940
Net realized gain (loss) on investments	2,984	2,570	9,926	1,075	1,100	7,785	10,240
Unrealized appreciation (depreciation)	5	(114)	29,489	95	96	12,556	14,349
Net increase (decrease) in net assets from operations	$3,271	$2,836	$42,743	$1,201	$1,288	$20,537	$25,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$209	$2,750	$18	$67	$204	$288
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	95	—	16	—	109	—
Administrative and other charges	6	—	1	—	7	—
Total expenses	101	—	17	—	116	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	1	—	14	—
Administrative and other charges	4	—	—	—	5	—
Total expenses	17	—	1	—	19	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	204	—	13	—	36
Administrative and other charges	—	64	—	4	—	12
Total expenses	—	268	—	17	—	48
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	603	—	—	—	—
Administrative and other charges	—	165	—	—	—	—
Total expenses	—	768	—	—	—	—
Total expenses	118	1,036	18	17	135	48
Net investment income (loss)	91	1,714	—	50	69	240
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	261	3,254	21	50	584	879
Realized gain distributions	364	4,890	135	533	403	564
Net realized gain (loss) on investments	625	8,144	156	583	987	1,443
Unrealized appreciation (depreciation)	1,329	17,850	297	1,212	1,366	1,950
Net increase (decrease) in net assets from operations	$2,045	$27,708	$453	$1,845	$2,422	$3,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$29	$38	$218	$347	$55	$122
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	64	—	210	—	25	—
Administrative and other charges	4	—	14	—	2	—
Total expenses	68	—	224	—	27	—
Fidelity Income Advantage:
Mortality and expense risk charges	7	—	27	—	3	—
Administrative and other charges	3	—	9	—	2	—
Total expenses	10	—	36	—	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	23	—	75	—	12
Administrative and other charges	—	9	—	26	—	4
Total expenses	—	32	—	101	—	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	78	32	260	101	32	16
Net investment income (loss)	(49)	6	(42)	246	23	106
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	139	319	406	588	39	191
Realized gain distributions	1,201	1,913	1,439	2,413	957	1,933
Net realized gain (loss) on investments	1,340	2,232	1,845	3,001	996	2,124
Unrealized appreciation (depreciation)	1,385	2,305	3,918	6,894	(369)	(732)
Net increase (decrease) in net assets from operations	$2,676	$4,543	$5,721	$10,141	$650	$1,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$46	$187	$3	$4	$51	$135
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	15	—	111	—	27	—
Administrative and other charges	1	—	7	—	2	—
Total expenses	16	—	118	—	29	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	7	—	2	—
Administrative and other charges	—	—	2	—	—	—
Total expenses	1	—	9	—	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	13	—	50	—	13
Administrative and other charges	—	4	—	19	—	5
Total expenses	—	17	—	69	—	18
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	17	17	127	69	31	18
Net investment income (loss)	29	170	(124)	(65)	20	117
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	193	1,249	3,770	(618)	(159)
Realized gain distributions	—	—	699	1,795	2	4
Net realized gain (loss) on investments	48	193	1,948	5,565	(616)	(155)
Unrealized appreciation (depreciation)	248	1,132	3,937	8,557	247	(511)
Net increase (decrease) in net assets from operations	$325	$1,495	$5,761	$14,057	$(349)	$(549)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$34	$92	$21	$100	$24	$122
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	95	—	19	—	24	—
Administrative and other charges	6	—	1	—	2	—
Total expenses	101	—	20	—	26	—
Fidelity Income Advantage:
Mortality and expense risk charges	4	—	2	—	2	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	5	—	3	—	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	68	—	18	—	20
Administrative and other charges	—	23	—	7	—	9
Total expenses	—	91	—	25	—	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	106	91	23	25	28	29
Net investment income (loss)	(72)	1	(2)	75	(4)	93
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	66	(59)	139	847	176	188
Realized gain distributions	48	178	29	154	154	772
Net realized gain (loss) on investments	114	119	168	1,001	330	960
Unrealized appreciation (depreciation)	2,738	9,872	308	1,712	269	2,226
Net increase (decrease) in net assets from operations	$2,780	$9,992	$474	$2,788	$595	$3,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$11	$61	$68	$330	$220	$2,541
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	—	27	—	45	—
Administrative and other charges	1	—	2	—	3	—
Total expenses	14	—	29	—	48	—
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	2	—	8	—
Administrative and other charges	—	—	1	—	3	—
Total expenses	2	—	3	—	11	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	16	—	25	—	107
Administrative and other charges	—	6	—	10	—	38
Total expenses	—	22	—	35	—	145
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	16	22	32	35	59	145
Net investment income (loss)	(5)	39	36	295	161	2,396
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	303	(174)	34	19	259
Realized gain distributions	—	—	255	1,277	36	415
Net realized gain (loss) on investments	36	303	81	1,311	55	674
Unrealized appreciation (depreciation)	341	2,196	4	(854)	254	2,505
Net increase (decrease) in net assets from operations	$372	$2,538	$121	$752	$470	$5,575

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$11	$102	$31	$178	$16	$70
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	—	15	—	8	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	15	—	16	—	9	—
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	3	—	—	—
Administrative and other charges	—	—	1	—	—	—
Total expenses	2	—	4	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	25	—	21	—	7
Administrative and other charges	—	10	—	7	—	1
Total expenses	—	35	—	28	—	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	17	35	20	28	9	8
Net investment income (loss)	(6)	67	11	150	7	62
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	54	339	12	239	11	20
Realized gain distributions	—	—	64	395	9	38
Net realized gain (loss) on investments	54	339	76	634	20	58
Unrealized appreciation (depreciation)	527	5,504	238	1,214	52	168
Net increase (decrease) in net assets from operations	$575	$5,910	$325	$1,998	$79	$288
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$7	$61	$15	$85	$19	$119
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	—	7	—	11	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	3	—	8	—	12	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	4	—	8	—	15
Administrative and other charges	—	2	—	4	—	4
Total expenses	—	6	—	12	—	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	3	6	8	12	12	19
Net investment income (loss)	4	55	7	73	7	100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	26	10	121	37	69
Realized gain distributions	7	47	21	101	45	174
Net realized gain (loss) on investments	7	73	31	222	82	243
Unrealized appreciation (depreciation)	30	250	79	399	118	718
Net increase (decrease) in net assets from operations	$41	$378	$117	$694	$207	$1,061

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$48	$330	$24	$186	$17	$196
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	23	—	12	—	9	—
Administrative and other charges	2	—	1	—	1	—
Total expenses	25	—	13	—	10	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	35	—	23	—	24
Administrative and other charges	—	11	—	7	—	7
Total expenses	—	46	—	30	—	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	25	46	13	30	10	31
Net investment income (loss)	23	284	11	156	7	165
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	32	122	6	164	12	201
Realized gain distributions	81	470	42	298	43	388
Net realized gain (loss) on investments	113	592	48	462	55	589
Unrealized appreciation (depreciation)	304	2,337	181	1,418	154	1,651
Net increase (decrease) in net assets from operations	$440	$3,213	$240	$2,036	$216	$2,405

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%
Income:
Dividends	$34	$19	$41	$12	$143	$759
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	13	—	27
Administrative and other charges	—	—	—	1	—	2
Total expenses	—	—	—	14	—	29
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	5
Administrative and other charges	—	—	—	—	—	2
Total expenses	—	—	—	1	—	7
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	29	91
Administrative and other charges	—	—	—	—	12	27
Total expenses	—	—	—	—	41	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	9	5	12	—	—	4
Administrative and other charges	2	1	2	—	—	—
Total expenses	11	6	14	—	—	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	11	6	14	15	41	158
Net investment income (loss)	23	13	27	(3)	102	601
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5	9	12	43	724	507
Realized gain distributions	22	19	62	55	577	340
Net realized gain (loss) on investments	27	28	74	98	1,301	847
Unrealized appreciation (depreciation)	70	77	229	(13)	(20)	2,613
Net increase (decrease) in net assets from operations	$120	$118	$330	$82	$1,383	$4,061

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50%	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,499	$1,782	$838	$292	$31	$323
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	79	36	39	17	17	—
Administrative and other charges	5	2	3	1	1	—
Total expenses	84	38	42	18	18	—
Fidelity Income Advantage:
Mortality and expense risk charges	31	7	15	3	1	—
Administrative and other charges	10	2	5	2	1	—
Total expenses	41	9	20	5	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	181	116	145	53	—	29
Administrative and other charges	53	35	41	18	—	12
Total expenses	234	151	186	71	—	41
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	22	38	8	4	—	—
Administrative and other charges	5	8	1	1	—	—
Total expenses	27	46	9	5	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	749	—	—	—	—
Administrative and other charges	—	201	—	—	—	—
Total expenses	—	950	—	—	—	—
Total expenses	386	1,194	257	99	20	41
Net investment income (loss)	1,113	588	581	193	11	282
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,577	4,457	3,114	1,039	25	652
Realized gain distributions	808	3,471	641	369	—	—
Net realized gain (loss) on investments	3,385	7,928	3,755	1,408	25	652
Unrealized appreciation (depreciation)	11,823	16,026	11,339	6,316	279	2,086
Net increase (decrease) in net assets from operations	$16,321	$24,542	$15,675	$7,917	$315	$3,020

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$10	$62	$24	$66	$7	$80
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	—	8	—	5	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	8	—	9	—	6	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	1	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	9	—	6	—	11
Administrative and other charges	—	2	—	2	—	5
Total expenses	—	11	—	8	—	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	8	11	9	8	7	16
Net investment income (loss)	2	51	15	58	—	64
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	124	99	380	60	865
Realized gain distributions	17	119	19	68	1	14
Net realized gain (loss) on investments	25	243	118	448	61	879
Unrealized appreciation (depreciation)	200	1,225	(127)	(559)	207	2,451
Net increase (decrease) in net assets from operations	$227	$1,519	$6	$(53)	$268	$3,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Income:
Dividends	$15	$737	$49	$744	$54	$63
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	—	20	14	6	9
Administrative and other charges	—	—	1	1	—	1
Total expenses	3	—	21	15	6	10
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	2	1	1	1
Administrative and other charges	—	—	—	—	—	—
Total expenses	2	—	2	1	1	1
Fidelity Personal Retirement:
Mortality and expense risk charges	—	23	5	17	4	4
Administrative and other charges	—	12	2	6	1	2
Total expenses	—	35	7	23	5	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	5	35	30	39	12	17
Net investment income (loss)	10	702	19	705	42	46
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	51	(44)	(1)	(77)	72
Realized gain distributions	—	—	—	—	70	—
Net realized gain (loss) on investments	2	51	(44)	(1)	(7)	72
Unrealized appreciation (depreciation)	—	—	1,872	511	710	866
Net increase (decrease) in net assets from operations	$12	$753	$1,847	$1,215	$745	$984

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets
Income:
Dividends	$—	$10	$316
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	9	34
Administrative and other charges	2	1	2
Total expenses	26	10	36
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	1
Administrative and other charges	1	1	—
Total expenses	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	12
Administrative and other charges	—	—	5
Total expenses	—	—	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—
Total expenses	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—
Total expenses	—	—	—
Total expenses	29	12	54
Net investment income (loss)	(29)	(2)	262
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	22	3	769
Realized gain distributions	187	118	—
Net realized gain (loss) on investments	209	121	769
Unrealized appreciation (depreciation)	698	141	2,653
Net increase (decrease) in net assets from operations	$878	$260	$3,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$242	$558	$481	$986	$395	$—	$159
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	21	11	14	7	3	2
Administrative and other charges	—	1	1	1	—	—	—
Total expenses	—	22	12	15	7	3	2
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	1	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	2	54	25	68	44	14	6
Administrative and other charges	1	20	10	24	16	6	3
Total expenses	3	74	35	92	60	20	9
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	3	96	47	108	67	23	11
Net investment income (loss)	239	462	434	878	328	(23)	148
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(17)	(40)	(25)	(35)	66	(171)	(32)
Realized gain distributions	—	—	—	—	344	39	—
Net realized gain (loss) on investments	(17)	(40)	(25)	(35)	410	(132)	(32)
Unrealized appreciation (depreciation)	(183)	39	273	1,370	3,482	379	(41)
Net increase (decrease) in net assets from operations	$39	$461	$682	$2,213	$4,220	$224	$75

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(27)	$(136)	$420	$(13)	352	$371	$2,139	$2,238
Net realized gain (loss) on investments	—	—	—	—	(705)	(118)	340	375
Unrealized appreciation (depreciation)	—	—	—	—	840	819	373	2,986
Net increase (decrease) in net assets from operations	(27)	(136)	420	(13)	487	1,072	2,852	5,599
Contract Transactions:
Payments received from contract owners	—	—	84,867	60,057	—	—	1,077	612
Transfers between sub-accounts and the fixed account, net	4,939	3,958	(49,834)	(5,789)	(502)	(35)	(5,964)	2,866
Contract benefits	(206)	(480)	(9,431)	(4,572)	(304)	(216)	—	(31)
Contract terminations	(6,390)	(5,807)	(27,588)	(26,464)	(482)	(367)	(929)	(557)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(127)	(44)	1	(1)	(61)	—	1	3
Net increase (decrease) in net assets from contract transactions	(1,790)	(2,379)	(1,985)	23,231	(1,350)	(619)	(5,815)	2,893
Total increase (decrease) in net assets	(1,817)	(2,515)	(1,565)	23,218	(863)	453	(2,963)	8,492
Net Assets:
Beginning of period	20,171	22,686	92,896	69,678	8,580	8,127	44,774	36,282
End of period	$18,354	$20,171	$91,331	$92,896	$7,717	$8,580	$41,811	$44,774
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$390	$623	$554	$770	$(273)	$(326)	$(15)	$(40)
Net realized gain (loss) on investments	736	3,177	1,446	2,684	4,385	4,863	2,989	2,681
Unrealized appreciation (depreciation)	3,988	3,063	2,668	2,349	8,825	(4,447)	4,300	(2,536)
Net increase (decrease) in net assets from operations	5,114	6,863	4,668	5,803	12,937	90	7,274	105
Contract Transactions:
Payments received from contract owners	—	—	1,110	939	—	—	345	360
Transfers between sub-accounts and the fixed account, net	(1,256)	(1,350)	(4,705)	2,717	(265)	(1,794)	6,253	(1,861)
Contract benefits	(895)	(791)	—	—	(848)	(785)	—	—
Contract terminations	(2,743)	(2,285)	(1,031)	(844)	(1,533)	(1,154)	(643)	(488)
Contract maintenance charges	(7)	(7)	—	—	(8)	(8)	—	—
Other transfers (to) from EFILI, net	(80)	17	—	1	(103)	7	—	1
Net increase (decrease) in net assets from contract transactions	(4,981)	(4,416)	(4,626)	2,813	(2,757)	(3,734)	5,955	(1,988)
Total increase (decrease) in net assets	133	2,447	42	8,616	10,180	(3,644)	13,229	(1,883)
Net Assets:
Beginning of period	45,709	43,262	39,641	31,025	39,239	42,883	19,053	20,936
End of period	$45,842	$45,709	$39,683	$39,641	$49,419	$39,239	$32,282	$19,053

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$57	$47	$275	$200
Net realized gain (loss) on investments	62	(119)	163	(120)
Unrealized appreciation (depreciation)	2,134	(460)	4,356	(1,128)
Net increase (decrease) in net assets from operations	2,253	(532)	4,794	(1,048)
Contract Transactions:
Payments received from contract owners	—	—	1,446	577
Transfers between sub-accounts and the fixed account, net	87	(755)	3,699	(1,964)
Contract benefits	(175)	(90)	—	—
Contract terminations	(154)	(356)	(637)	(1,118)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(46)	—	1	1
Net increase (decrease) in net assets from contract transactions	(290)	(1,203)	4,509	(2,504)
Total increase (decrease) in net assets	1,963	(1,735)	9,303	(3,552)
Net Assets:
Beginning of period	7,834	9,569	15,780	19,332
End of period	$9,797	$7,834	$25,083	$15,780

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$291	$314	$1,371	$1,287	$282	$161	$380	$258
Net realized gain (loss) on investments	17	(34)	335	234	2,984	1,118	2,570	1,066
Unrealized appreciation (depreciation)	355	567	686	412	5	(696)	(114)	(715)
Net increase (decrease) in net assets from operations	663	847	2,392	1,933	3,271	583	2,836	609
Contract Transactions:
Payments received from contract owners	—	—	2,866	4,221	—	—	187	507
Transfers between sub-accounts and the fixed account, net	(819)	(556)	3,999	7,774	87	(1,300)	1,358	(2,363)
Contract benefits	(598)	(558)	—	(19)	(596)	(576)	—	—
Contract terminations	(1,296)	(975)	(1,694)	(2,652)	(1,133)	(2,283)	(1,133)	(1,353)
Contract maintenance charges	(3)	(3)	—	—	(3)	(4)	—	—
Other transfers (to) from EFILI, net	(217)	37	(1)	2	(29)	(213)	—	(1)
Net increase (decrease) in net assets from contract transactions	(2,933)	(2,055)	5,170	9,326	(1,674)	(4,376)	412	(3,210)
Total increase (decrease) in net assets	(2,270)	(1,208)	7,562	11,259	1,597	(3,793)	3,248	(2,601)
Net Assets:
Beginning of period	20,793	22,001	57,953	46,694	25,809	29,602	21,205	23,806
End of period	$18,523	$20,793	$65,515	$57,953	$27,406	$25,809	$24,453	$21,205

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$3,328	$2,060	$31	$39	$92	$71
Net realized gain (loss) on investments	9,926	5,323	1,075	230	1,100	305
Unrealized appreciation (depreciation)	29,489	10,873	95	(174)	96	(269)
Net increase (decrease) in net assets from operations	42,743	18,256	1,201	95	1,288	107
Contract Transactions:
Payments received from contract owners	4,556	5,311	—	—	204	65
Transfers between sub-accounts and the fixed account, net	14,935	25,613	(548)	(215)	1,819	(743)
Contract benefits	(900)	(780)	(96)	(171)	—	—
Contract terminations	(6,976)	(6,967)	(150)	(626)	(370)	(232)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(56)	(44)	(93)	(39)	—	—
Net increase (decrease) in net assets from contract transactions	11,550	23,124	(888)	(1,052)	1,653	(910)
Total increase (decrease) in net assets	54,293	41,380	313	(957)	2,941	(803)
Net Assets:
Beginning of period	193,210	151,830	7,172	8,129	6,491	7,294
End of period	$247,503	$193,210	$7,485	$7,172	$9,432	$6,491

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$196	$(14)	$961	$653	$91	$69	$1,714	$1,179
Net realized gain (loss) on investments	7,785	9,222	10,240	10,935	625	384	8,144	5,794
Unrealized appreciation (depreciation)	12,556	(2,441)	14,349	(2,907)	1,329	352	17,850	3,577
Net increase (decrease) in net assets from operations	20,537	6,767	25,550	8,681	2,045	805	27,708	10,550
Contract Transactions:
Payments received from contract owners	—	—	2,675	2,226	—	—	7,318	5,641
Transfers between sub-accounts and the fixed account, net	(2,243)	(2,617)	(3,460)	(88)	309	107	9,380	2,692
Contract benefits	(1,777)	(1,627)	—	(226)	(356)	(282)	(71)	—
Contract terminations	(3,381)	(4,006)	(4,993)	(4,228)	(844)	(550)	(10,197)	(7,583)
Contract maintenance charges	(22)	(21)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(329)	50	1	1	(89)	(28)	5	2
Net increase (decrease) in net assets from contract transactions	(7,752)	(8,221)	(5,777)	(2,315)	(982)	(755)	6,435	752
Total increase (decrease) in net assets	12,785	(1,454)	19,773	6,366	1,063	50	34,143	11,302
Net Assets:
Beginning of period	101,648	103,102	120,133	113,767	13,730	13,680	173,372	162,070
End of period	$114,433	$101,648	$139,906	$120,133	$14,793	$13,730	$207,515	$173,372
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$—	$(3)	$50	$49	$69	$136	$240	$258
Net realized gain (loss) on investments	156	135	583	439	987	1,163	1,443	1,120
Unrealized appreciation (depreciation)	297	(137)	1,212	(295)	1,366	781	1,950	929
Net increase (decrease) in net assets from operations	453	(5)	1,845	193	2,422	2,080	3,633	2,307
Contract Transactions:
Payments received from contract owners	—	—	108	108	—	—	1,004	592
Transfers between sub-accounts and the fixed account, net	(434)	(1,869)	62	(7,003)	(921)	(44)	2,182	(1,008)
Contract benefits	(22)	(46)	—	(4)	(352)	(362)	—	—
Contract terminations	(79)	(197)	(135)	(250)	(584)	(946)	(410)	(499)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(17)	1	(1)	1	(96)	(39)	1	1
Net increase (decrease) in net assets from contract transactions	(553)	(2,112)	34	(7,148)	(1,955)	(1,393)	2,777	(914)
Total increase (decrease) in net assets	(100)	(2,117)	1,879	(6,955)	467	687	6,410	1,393
Net Assets:
Beginning of period	2,216	4,333	7,766	14,721	16,370	15,683	19,877	18,484
End of period	$2,116	$2,216	$9,645	$7,766	$16,837	$16,370	$26,287	$19,877
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(49)	$(59)	$6	$1	$(42)	$(98)	$246	$123
Net realized gain (loss) on investments	1,340	1,306	2,232	396	1,845	2,052	3,001	3,225
Unrealized appreciation (depreciation)	1,385	(1,349)	2,305	(640)	3,918	1,180	6,894	1,904
Net increase (decrease) in net assets from operations	2,676	(102)	4,543	(243)	5,721	3,134	10,141	5,252
Contract Transactions:
Payments received from contract owners	—	—	284	518	—	—	1,040	1,052
Transfers between sub-accounts and the fixed account, net	175	(3,689)	1,129	(7,396)	(1,311)	(1,736)	(111)	(371)
Contract benefits	(271)	(381)	—	—	(726)	(521)	—	(132)
Contract terminations	(250)	(602)	(486)	(369)	(1,464)	(1,264)	(1,665)	(1,449)
Contract maintenance charges	(1)	(1)	—	—	(7)	(6)	—	—
Other transfers (to) from EFILI, net	37	31	—	—	(125)	26	(1)	—
Net increase (decrease) in net assets from contract transactions	(310)	(4,642)	927	(7,247)	(3,633)	(3,501)	(737)	(900)
Total increase (decrease) in net assets	2,366	(4,744)	5,470	(7,490)	2,088	(367)	9,404	4,352
Net Assets:
Beginning of period	8,188	12,932	12,958	20,448	30,606	30,973	49,747	45,395
End of period	$10,554	$8,188	$18,428	$12,958	$32,694	$30,606	$59,151	$49,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$23	$10	$106	$72	$29	$20	$170	$135
Net realized gain (loss) on investments	996	67	2,124	299	48	63	193	185
Unrealized appreciation (depreciation)	(369)	275	(732)	365	248	130	1,132	342
Net increase (decrease) in net assets from operations	650	352	1,498	736	325	213	1,495	662
Contract Transactions:
Payments received from contract owners	—	—	60	121	—	—	208	374
Transfers between sub-accounts and the fixed account, net	(300)	(486)	(263)	(1,269)	38	473	(1,201)	2,815
Contract benefits	(71)	(52)	—	—	(13)	(18)	—	(5)
Contract terminations	(375)	(138)	(224)	(289)	(308)	(50)	(176)	(279)
Contract maintenance charges	(1)	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(24)	3	—	1	2	(28)	—	1
Net increase (decrease) in net assets from contract transactions	(771)	(674)	(427)	(1,436)	(281)	377	(1,169)	2,906
Total increase (decrease) in net assets	(121)	(322)	1,071	(700)	44	590	326	3,568
Net Assets:
Beginning of period	3,940	4,262	8,234	8,934	2,115	1,525	8,724	5,156
End of period	$3,819	$3,940	$9,305	$8,234	$2,159	$2,115	$9,050	$8,724
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(124)	$(55)	$(65)	$(24)	$20	$(3)	$117	$51
Net realized gain (loss) on investments	1,948	326	5,565	977	(616)	(14)	(155)	296
Unrealized appreciation (depreciation)	3,937	509	8,557	1,284	247	1,155	(511)	2,867
Net increase (decrease) in net assets from operations	5,761	780	14,057	2,237	(349)	1,138	(549)	3,214
Contract Transactions:
Payments received from contract owners	—	—	1,355	399	—	—	167	448
Transfers between sub-accounts and the fixed account, net	1,645	3,335	6,326	2,361	(1,265)	633	(3,206)	978
Contract benefits	(332)	(80)	—	—	(164)	(40)	—	—
Contract terminations	(1,106)	(122)	(623)	(520)	(440)	(66)	(142)	(734)
Contract maintenance charges	(4)	(2)	—	(2)	(1)	(1)	—	(1)
Other transfers (to) from EFILI, net	55	(24)	(12)	(1)	(1)	(31)	1	—
Net increase (decrease) in net assets from contract transactions	258	3,107	7,046	2,237	(1,871)	495	(3,180)	691
Total increase (decrease) in net assets	6,019	3,887	21,103	4,474	(2,220)	1,633	(3,729)	3,905
Net Assets:
Beginning of period	11,502	7,615	25,187	20,713	5,287	3,654	13,030	9,125
End of period	$17,521	$11,502	$46,290	$25,187	$3,067	$5,287	$9,301	$13,030

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(72)	$(114)	$1	$(63)	$(2)	$3	$75	$44
Net realized gain (loss) on investments	114	1,773	119	4,902	168	(58)	1,001	207
Unrealized appreciation (depreciation)	2,738	(3,781)	9,872	(11,675)	308	345	1,712	1,150
Net increase (decrease) in net assets from operations	2,780	(2,122)	9,992	(6,836)	474	290	2,788	1,401
Contract Transactions:
Payments received from contract owners	—	—	891	838	—	—	189	30
Transfers between sub-accounts and the fixed account, net	(1,631)	(6,230)	(6,515)	(15,983)	(127)	1,017	3,552	641
Contract benefits	(114)	(120)	(1)	(215)	(48)	(7)	—	—
Contract terminations	(783)	(970)	(1,927)	(1,950)	(122)	(38)	(140)	(404)
Contract maintenance charges	(2)	(4)	(1)	(8)	(4)	—	—	(1)
Other transfers (to) from EFILI, net	(25)	11	(2)	1	3	3	—	—
Net increase (decrease) in net assets from contract transactions	(2,555)	(7,313)	(7,555)	(17,317)	(298)	975	3,601	266
Total increase (decrease) in net assets	225	(9,435)	2,437	(24,153)	176	1,265	6,389	1,667
Net Assets:
Beginning of period	12,220	21,655	43,449	67,602	2,983	1,718	11,900	10,233
End of period	$12,445	$12,220	$45,886	$43,449	$3,159	$2,983	$18,289	$11,900
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(4)	$(3)	$93	$68	$(5)	$(4)	$39	$64
Net realized gain (loss) on investments	330	311	960	1,683	36	(122)	303	306
Unrealized appreciation (depreciation)	269	95	2,226	430	341	89	2,196	230
Net increase (decrease) in net assets from operations	595	403	3,279	2,181	372	(37)	2,538	600
Contract Transactions:
Payments received from contract owners	—	—	522	306	—	—	508	171
Transfers between sub-accounts and the fixed account, net	(121)	314	263	(508)	(217)	(2,759)	(1,768)	(2,242)
Contract benefits	(19)	(33)	—	—	(41)	(47)	—	—
Contract terminations	(153)	(63)	(171)	(307)	(51)	(168)	(154)	(1,055)
Contract maintenance charges	(1)	(1)	—	(1)	—	(3)	—	(1)
Other transfers (to) from EFILI, net	9	3	(1)	1	10	7	—	1
Net increase (decrease) in net assets from contract transactions	(285)	220	613	(509)	(299)	(2,970)	(1,414)	(3,126)
Total increase (decrease) in net assets	310	623	3,892	1,672	73	(3,007)	1,124	(2,526)
Net Assets:
Beginning of period	3,445	2,822	16,918	15,246	1,978	4,985	12,810	15,336
End of period	$3,755	$3,445	$20,810	$16,918	$2,051	$1,978	$13,934	$12,810

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$36	$27	$295	$262	$161	$191	$2,396	$2,352
Net realized gain (loss) on investments	81	38	1,311	513	55	(5)	674	106
Unrealized appreciation (depreciation)	4	120	(854)	65	254	300	2,505	2,631
Net increase (decrease) in net assets from operations	121	185	752	840	470	486	5,575	5,089
Contract Transactions:
Payments received from contract owners	—	—	379	588	—	—	3,813	1,225
Transfers between sub-accounts and the fixed account, net	(922)	(24)	(4,268)	671	120	(64)	4,643	1,767
Contract benefits	(96)	(60)	—	—	(156)	(131)	(39)	(27)
Contract terminations	(350)	(122)	(528)	(705)	(323)	(84)	(2,214)	(2,207)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	3	7	—	—	(30)	(6)	—	—
Net increase (decrease) in net assets from contract transactions	(1,366)	(200)	(4,417)	554	(391)	(287)	6,203	758
Total increase (decrease) in net assets	(1,245)	(15)	(3,665)	1,394	79	199	11,778	5,847
Net Assets:
Beginning of period	4,679	4,694	21,557	20,163	7,038	6,839	70,663	64,816
End of period	$3,434	$4,679	$17,892	$21,557	$7,117	$7,038	$82,441	$70,663

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(6)	$—	$67	$95
Net realized gain (loss) on investments	54	(19)	339	316
Unrealized appreciation (depreciation)	527	(52)	5,504	(944)
Net increase (decrease) in net assets from operations	575	(71)	5,910	(533)
Contract Transactions:
Payments received from contract owners	—	—	855	677
Transfers between sub-accounts and the fixed account, net	639	(250)	7,044	(151)
Contract benefits	(52)	(41)	—	—
Contract terminations	(46)	(8)	(291)	(499)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	13	2	—	—
Net increase (decrease) in net assets from contract transactions	554	(297)	7,608	27
Total increase (decrease) in net assets	1,129	(368)	13,518	(506)
Net Assets:
Beginning of period	1,536	1,904	13,906	14,412
End of period	$2,665	$1,536	$27,424	$13,906

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Net investment income (loss)	$11	$4	$150	$103
Net realized gain (loss) on investments	76	39	634	244
Unrealized appreciation (depreciation)	238	234	1,214	1,075
Net increase (decrease) in net assets from operations	325	277	1,998	1,422
Contract Transactions:
Payments received from contract owners	—	—	238	680
Transfers between sub-accounts and the fixed account, net	(315)	(182)	(372)	(191)
Contract benefits	(42)	(42)	—	—
Contract terminations	(103)	(44)	(382)	(376)
Contract maintenance charges	(1)	(1)	—	—
Other transfers (to) from EFILI, net	5	4	(1)	1
Net increase (decrease) in net assets from contract transactions	(456)	(265)	(517)	114
Total increase (decrease) in net assets	(131)	12	1,481	1,536
Net Assets
Beginning of period	2,555	2,543	13,526	11,990
End of period	$2,424	$2,555	$15,007	$13,526
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$7	$7	$62	$40
Net realized gain (loss) on investments	20	17	58	44
Unrealized appreciation (depreciation)	52	20	168	40
Net increase (decrease) in net assets from operations	79	44	288	124
Contract Transactions:
Payments received from contract owners	—	—	163	17
Transfers between sub-accounts and the fixed account, net	(63)	69	1,223	(147)
Contract benefits	(2)	—	—	—
Contract terminations	(18)	(31)	(162)	(34)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	1	—	2	—
Net increase (decrease) in net assets from contract transactions	(82)	38	1,226	(164)
Total increase (decrease) in net assets	(3)	82	1,514	(40)
Net Assets:
Beginning of period	1,084	1,002	3,188	3,228
End of period	$1,081	$1,084	$4,702	$3,188

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$4	$3	$55	$52	$7	$7	$73	$70
Net realized gain (loss) on investments	7	5	73	54	31	29	222	119
Unrealized appreciation (depreciation)	30	8	250	38	79	13	399	75
Net increase (decrease) in net assets from operations	41	16	378	144	117	49	694	264
Contract Transactions:
Payments received from contract owners	—	—	—	22	—	—	42	—
Transfers between sub-accounts and the fixed account, net	9	—	263	1,052	(48)	(46)	(157)	4
Contract benefits	—	—	—	—	—	—	—	(18)
Contract terminations	(2)	(2)	(276)	(109)	(159)	(129)	(276)	(368)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	(2)	(1)	—	—
Net increase (decrease) in net assets from contract transactions	7	(2)	(13)	965	(209)	(176)	(391)	(382)
Total increase (decrease) in net assets	48	14	365	1,109	(92)	(127)	303	(118)
Net Assets:
Beginning of period	398	384	3,943	2,834	1,084	1,211	5,513	5,631
End of period	$446	$398	$4,308	$3,943	$992	$1,084	$5,816	$5,513
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$7	$11	$100	$93	$23	$19	$284	$253
Net realized gain (loss) on investments	82	85	243	236	113	125	592	817
Unrealized appreciation (depreciation)	118	(6)	718	64	304	(1)	2,337	46
Net increase (decrease) in net assets from operations	207	90	1,061	393	440	143	3,213	1,116
Contract Transactions:
Payments received from contract owners	—	—	377	361	—	—	251	453
Transfers between sub-accounts and the fixed account, net	(502)	(364)	(165)	(145)	131	(42)	1,382	(1,362)
Contract benefits	—	—	(5)	—	—	—	—	—
Contract terminations	(218)	(950)	(379)	(376)	(24)	(165)	(772)	(568)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	—	2	(1)	(1)	—	1	(1)
Net increase (decrease) in net assets from contract transactions	(720)	(1,314)	(170)	(161)	105	(208)	862	(1,478)
Total increase (decrease) in net assets	(513)	(1,224)	891	232	545	(65)	4,075	(362)
Net Assets:
Beginning of period	1,828	3,052	7,380	7,148	2,723	2,788	19,636	19,998
End of period	$1,315	$1,828	$8,271	$7,380	$3,268	$2,723	$23,711	$19,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$11	$10	$156	$140	$7	$7	$165	$120
Net realized gain (loss) on investments	48	59	462	436	55	49	589	443
Unrealized appreciation (depreciation)	181	3	1,418	(16)	154	6	1,651	50
Net increase (decrease) in net assets from operations	240	72	2,036	560	216	62	2,405	613
Contract Transactions:
Payments received from contract owners	—	—	704	137	—	—	215	175
Transfers between sub-accounts and the fixed account, net	82	237	474	836	(1)	(15)	3,071	(95)
Contract benefits	(7)	(7)	—	—	(3)	(2)	—	(187)
Contract terminations	(5)	—	(477)	(488)	(81)	(24)	(687)	(283)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	1	(1)	(1)	1	1	—	(2)
Net increase (decrease) in net assets from contract transactions	70	231	700	484	(84)	(40)	2,599	(392)
Total increase (decrease) in net assets	310	303	2,736	1,044	132	22	5,004	221
Net Assets:
Beginning of period	1,412	1,109	11,130	10,086	1,129	1,107	10,344	10,123
End of period	$1,722	$1,412	$13,866	$11,130	$1,261	$1,129	$15,348	$10,344

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$23	$23	$13	$12	$27	$25	$(3)	$(2)	$102	$77
Net realized gain (loss) on investments	27	40	28	18	74	70	98	96	1,301	1,490
Unrealized appreciation (depreciation)	70	22	77	21	229	37	(13)	207	(20)	2,134
Net increase (decrease) in net assets from operations	120	85	118	51	330	132	82	301	1,383	3,701
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	967	758
Transfers between sub-accounts and the fixed account, net	—	—	—	334	—	—	(528)	53	(2,817)	3,406
Contract benefits	(139)	(290)	(83)	(66)	(136)	(109)	(14)	(14)	—	(136)
Contract terminations	—	—	—	—	—	—	(67)	(32)	(360)	(498)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(89)	19	8	9	6	5	3	1	1	1
Net increase (decrease) in net assets from contract transactions	(228)	(271)	(75)	277	(130)	(104)	(606)	8	(2,209)	3,531
Total increase (decrease) in net assets	(108)	(186)	43	328	200	28	(524)	309	(826)	7,232
Net Assets:
Beginning of period	1,822	2,008	1,049	721	2,235	2,207	2,079	1,770	23,607	16,375
End of period	$1,714	$1,822	$1,092	$1,049	$2,435	$2,235	$1,555	$2,079	$22,781	$23,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20%		VIP – FundsManager 50%		VIP – FundsManager 60%		VIP – FundsManager 70%
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$601	$579	$1,113	$1,090	$588	$810	$581	$652
Net realized gain (loss) on investments	847	1,208	3,385	3,140	7,928	8,385	3,755	4,523
Unrealized appreciation (depreciation)	2,613	(141)	11,823	55	16,026	(2,940)	11,339	(1,442)
Net increase (decrease) in net assets from operations	4,061	1,646	16,321	4,285	24,542	6,255	15,675	3,733
Contract Transactions:
Payments received from contract owners	2,005	1,454	2,620	2,673	2,376	1,909	2,748	2,238
Transfers between sub-accounts and the fixed account, net	(834)	(1,015)	6,603	1,241	1,755	2,634	4,628	(1,263)
Contract benefits	(320)	(306)	(966)	(897)	(942)	(466)	(399)	(338)
Contract terminations	(5,390)	(8,498)	(7,047)	(3,595)	(18,801)	(12,246)	(7,701)	(3,947)
Contract maintenance charges	(1)	(1)	(3)	(3)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	(10)	18	(294)	131	43	19	76	70
Net increase (decrease) in net assets from contract transactions	(4,550)	(8,348)	913	(450)	(15,572)	(8,153)	(649)	(3,241)
Total increase (decrease) in net assets	(489)	(6,702)	17,234	3,835	8,970	(1,898)	15,026	492
Net Assets:
Beginning of period	59,943	66,645	116,515	112,680	160,742	162,640	82,243	81,751
End of period	$59,454	$59,943	$133,749	$116,515	$169,712	$160,742	$97,269	$82,243
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85%		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$193	$224	$11	$12	$282	$295	$2	$1
Net realized gain (loss) on investments	1,408	1,867	25	403	652	2,227	25	16
Unrealized appreciation (depreciation)	6,316	(265)	279	(373)	2,086	(1,880)	200	65
Net increase (decrease) in net assets from operations	7,917	1,826	315	42	3,020	642	227	82
Contract Transactions:
Payments received from contract owners	1,072	937	—	—	379	1,089	—	—
Transfers between sub-accounts and the fixed account, net	(559)	(1,004)	(955)	732	(4,814)	2,873	227	16
Contract benefits	(184)	(138)	(54)	(117)	—	—	(2)	(1)
Contract terminations	(1,415)	(692)	(392)	(73)	(360)	(877)	(24)	(42)
Contract maintenance charges	(1)	(1)	—	—	—	(1)	—	(2)
Other transfers (to) from EFILI, net	(2)	(18)	8	4	1	—	(1)	(3)
Net increase (decrease) in net assets from contract transactions	(1,089)	(916)	(1,393)	546	(4,794)	3,084	200	(32)
Total increase (decrease) in net assets	6,828	910	(1,078)	588	(1,774)	3,726	427	50
Net Assets:
Beginning of period	34,816	33,906	2,986	2,398	23,031	19,305	831	781
End of period	$41,644	$34,816	$1,908	$2,986	$21,257	$23,031	$1,258	$831
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$51	$33	$15	$7	$58	$61	$—	$(2)
Net realized gain (loss) on investments	243	66	118	90	448	221	61	4
Unrealized appreciation (depreciation)	1,225	396	(127)	116	(559)	533	207	22
Net increase (decrease) in net assets from operations	1,519	495	6	213	(53)	815	268	24
Contract Transactions:
Payments received from contract owners	202	64	—	—	58	42	—	—
Transfers between sub-accounts and the fixed account, net	2,720	(271)	(606)	770	(4,140)	3,185	4,185	(108)
Contract benefits	—	—	(4)	(4)	—	—	(5)	(5)
Contract terminations	(218)	(108)	(233)	(66)	(107)	(86)	(9)	—
Contract maintenance charges	—	—	—	—	(3)	—	—	—
Other transfers (to) from EFILI, net	—	1	(1)	(1)	1	(1)	6	—
Net increase (decrease) in net assets from contract transactions	2,704	(314)	(844)	699	(4,191)	3,140	4,177	(113)
Total increase (decrease) in net assets	4,223	181	(838)	912	(4,244)	3,955	4,445	(89)
Net Assets:
Beginning of period	5,087	4,906	1,606	694	6,603	2,648	251	340
End of period	$9,310	$5,087	$768	$1,606	$2,359	$6,603	$4,696	$251

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$64	$16	$10	$8	$702	$611	$19	$—	$705	$666
Net realized gain (loss) on investments	879	144	2	1	51	(6)	(44)	(733)	(1)	(91)
Unrealized appreciation (depreciation)	2,451	(18)	—	8	—	628	1,872	1,023	511	620
Net increase (decrease) in net assets from operations	3,394	142	12	17	753	1,233	1,847	290	1,215	1,195
Contract Transactions:
Payments received from contract owners	729	51	—	—	2,091	969	194	3	312	206
Transfers between sub-accounts and the fixed account, net	6,974	2,368	247	115	3,081	4,647	972	(498)	410	(357)
Contract benefits	—	—	(19)	(1)	—	—	(44)	(28)	(14)	(19)
Contract terminations	(37)	(68)	(32)	(34)	(51)	(360)	(326)	(388)	(335)	(328)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	1	(1)	10	9	—	(1)	6	5	3	(1)
Net increase (decrease) in net assets from contract transactions	7,667	2,350	206	89	5,121	5,255	801	(907)	376	(499)
Total increase (decrease) in net assets	11,061	2,492	218	106	5,874	6,488	2,648	(617)	1,591	696
Net Assets:
Beginning of period	5,256	2,764	295	189	19,415	12,927	5,173	5,790	12,923	12,227
End of period	$16,317	$5,256	$513	$295	$25,289	$19,415	$7,821	$5,173	$14,514	$12,923

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$42	$(13)	$46	$20	$(29)	$(26)
Net realized gain (loss) on investments	(7)	(121)	72	71	209	224
Unrealized appreciation (depreciation)	710	385	866	101	698	9
Net increase (decrease) in net assets from operations	745	251	984	192	878	207
Contract Transactions:
Payments received from contract owners	27	10	4	5	—	—
Transfers between sub-accounts and the fixed account, net	612	(454)	1,750	(67)	(154)	(106)
Contract benefits	(24)	(24)	(24)	(18)	(59)	(36)
Contract terminations	(135)	(115)	(32)	(48)	(46)	(78)
Contract maintenance charges	—	—	—	—	(2)	(1)
Other transfers (to) from EFILI, net	1	2	3	5	(20)	(7)
Net increase (decrease) in net assets from contract transactions	481	(581)	1,701	(123)	(281)	(228)
Total increase (decrease) in net asset	1,226	(330)	2,685	69	597	(21)
Net Assets:
Beginning of period	4,691	5,021	3,235	3,166	3,250	3,271
End of period	$5,917	$4,691	$5,920	$3,235	$3,847	$3,250

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(2)	$19	$262	$125
Net realized gain (loss) on investments	121	162	769	(397)
Unrealized appreciation (depreciation)	141	(18)	2,653	1,904
Net increase (decrease) in net assets from operations	260	163	3,684	1,632
Contract Transactions:
Payments received from contract owners	—	—	632	162
Transfers between sub-accounts and the fixed account, net	(146)	(111)	(3,055)	2,271
Contract benefits	(39)	(49)	(221)	(113)
Contract terminations	(90)	(21)	(106)	(205)
Contract maintenance charges	—	—	(1)	(1)
Other transfers (to) from EFILI, net	(9)	2	16	7
Net increase (decrease) in net assets from contract transactions	(284)	(179)	(2,735)	2,121
Total increase (decrease) in net assets	(24)	(16)	949	3,753
Net Assets:
Beginning of period	1,485	1,501	12,680	8,927
End of period	$1,461	$1,485	$13,629	$12,680

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$239	$17	$462	$555	$434	$383	$878	$919
Net realized gain (loss) on investments	(17)	5	(40)	(125)	(25)	(149)	(35)	14
Unrealized appreciation (depreciation)	(183)	181	39	84	273	652	1,370	252
Net increase (decrease) in net assets from operations	39	203	461	514	682	886	2,213	1,185
Contract Transactions:
Payments received from contract owners	27	328	1,321	2,213	124	505	1,183	1,819
Transfers between sub-accounts and the fixed account, net	108	303	(336)	47	(1,295)	929	865	(1,927)
Contract benefits	—	(1)	(2)	(65)	(9)	(4)	(68)	(48)
Contract terminations	(71)	(32)	(2,666)	(6,374)	(566)	(661)	(1,580)	(1,652)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	2	1	(35)	3
Net increase (decrease) in net assets from contract transactions	64	598	(1,684)	(4,180)	(1,744)	770	365	(1,805)
Total increase (decrease) in net assets	103	801	(1,223)	(3,666)	(1,062)	1,656	2,578	(620)
Net Assets:
Beginning of period	2,053	1,252	42,319	45,985	20,809	19,153	47,792	48,412
End of period	$2,156	$2,053	$41,096	$42,319	$19,747	$20,809	$50,370	$47,792

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$328	$290	$(23)	$(26)	$148	$191
Net realized gain (loss) on investments	410	(525)	(132)	(677)	(32)	(26)
Unrealized appreciation (depreciation)	3,482	1,418	379	964	(41)	(137)
Net increase (decrease) in net assets from operations	4,220	1,183	224	261	75	28
Contract Transactions:
Payments received from contract owners	607	469	89	137	143	16
Transfers between sub-accounts and the fixed account, net	(1,299)	(7,255)	(297)	(2,905)	(718)	207
Contract benefits	(1)	(32)	—	(1)	—	(12)
Contract terminations	(1,108)	(672)	(904)	(593)	(288)	(180)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	1	(2)	1
Net increase (decrease) in net assets from contract transactions	(1,801)	(7,490)	(1,112)	(3,361)	(865)	32
Total increase (decrease) in net assets	2,419	(6,307)	(888)	(3,100)	(790)	60
Net Assets:
Beginning of period	32,174	38,481	12,398	15,498	6,648	6,588
End of period	$34,593	$32,174	$11,510	$12,398	$5,858	$6,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

As of December 31, 2017, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $20,053,000 and 681,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents other contract transfers.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2017 or 2016. The Account had no Level 3 activity during 2017 and 2016.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

Effective December 18, 2017, redemption fees have been removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Industrials Investor Class

VIP - Utilities

VIP - Utilities Investor Class

VIP - Technology

VIP - Technology Investor Class

VIP - Energy

VIP - Energy Investor Class

VIP - Health Care

VIP - Health Care Investor Class

VIP - Consumer Discretionary

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples

VIP - Consumer Staples Investor Class

VIP - Materials

VIP - Materials Investor Class

VIP - Telecommunications

VIP - Telecommunications Investor Class

VIP - Financial Services

VIP - Financial Services Investor Class

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

EFILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by EFILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2017 were 0.045% to 0.79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2017:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$9,161	$10,972
VIP - Government Money Market Investor Class	77,896	79,461
VIP - High Income	501	1,507
VIP - High Income Investor Class	8,816	12,493
VIP - Equity Income	1,967	5,632
VIP - Equity Income Investor Class	7,607	10,854
VIP - Growth	4,906	4,717
VIP - Growth Investor Class	13,441	5,781
VIP - Overseas	986	1,215
VIP - Overseas, Investor Class	9,238	4,432
VIP - Investment Grade Bond	1,167	3,720
VIP - Investment Grade Bond Investor Class	18,477	11,672
VIP - Asset Manager	3,641	2,091
VIP - Asset Manager Investor Class	6,154	2,902
VIP - Index 500	42,982	27,429
VIP - Asset Manager: Growth	1,084	969
VIP - Asset Manager: Growth Investor Class	3,884	1,189
VIP - Contrafund	7,590	9,393
VIP - Contrafund Investor Class	19,953	17,830
VIP - Balanced	1,789	2,319
VIP - Balanced Investor Class	36,942	23,904
VIP - Dynamic Capital Appreciation	213	630
VIP - Dynamic Capital Appreciation Investor Class	2,612	1,995
VIP - Growth & Income	1,191	2,670
VIP - Growth & Income Investor Class	11,979	8,399
VIP - Growth Opportunities	1,979	1,131
VIP - Growth Opportunities Investor Class	6,000	3,154
VIP - Mid Cap	2,212	4,463
VIP - Mid Cap Investor Class	10,072	8,150
VIP - Value Strategies	1,079	870
VIP - Value Strategies Investor Class	3,691	2,079
VIP - Utilities	374	626
VIP - Utilities Investor Class	1,470	2,469
VIP - Technology	5,423	4,598
VIP - Technology Investor Class	21,541	12,765
VIP - Energy	321	2,170
VIP - Energy Investor Class	2,708	5,766
VIP - Health Care	1,001	3,580
VIP - Heath Care Investor Class	7,444	14,819
VIP - Financial Services	2,364	2,636
VIP - Financial Services Investor Class	8,644	4,814
VIP - Industrials	897	1,036
VIP - Industrials Investor Class	5,318	3,839
VIP - Consumer Discretionary	175	481
VIP - Consumer Discretionary Investor Class	2,347	3,723

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate	$381	$1,455
VIP - Real Estate Investor Class	3,144	5,989
VIP - Strategic Income	935	1,127
VIP - Strategic Income Investor Class	17,867	8,853
VIP - International Capital Appreciation	946	399
VIP - International Capital Appreciation Investor Class	10,184	2,509
VIP - Value Leaders Investor Class	—	—
VIP - Value	201	583
VIP - Value Investor Class	3,060	3,031
VIP - Freedom Income	94	160
VIP - Freedom Income Investor Class	1,828	502
VIP - Freedom 2005	22	5
VIP - Freedom 2005 Investor Class	893	804
VIP - Freedom 2010	35	216
VIP - Freedom 2010 Investor Class	522	739
VIP - Freedom 2015	90	758
VIP - Freedom 2015 Investor Class	1,052	950
VIP - Freedom 2020	412	202
VIP - Freedom 2020 Investor Class	2,657	1,042
VIP - Freedom 2025	170	46
VIP - Freedom 2025 Investor Class	2,312	1,158
VIP - Freedom 2030	95	129
VIP - Freedom 2030 Investor Class	4,065	914
VIP - Freedom Lifetime Income I	66	247
VIP - Freedom Lifetime Income II	46	89
VIP - Freedom Lifetime Income III	110	150
VIP - Disciplined Small Cap	553	1,107
VIP - Disciplined Small Cap Investor Class	6,587	8,117
VIP - FundsManager 20%	11,640	15,245
VIP - FundsManager 50%	18,652	15,668
VIP - FundsManager 60%	17,159	28,674
VIP - FundsManager 70%	15,102	14,531
VIP - FundsManager 85%	5,491	6,019
VIP - Consumer Staples	91	1,473
VIP - Consumer Staples Investor Class	3,273	7,785
VIP - Materials	367	148
VIP - Materials Investor Class	4,742	1,869
VIP - Telecommunications	228	1,037
VIP - Telecommunications Investor Class	1,256	5,321
VIP - Emerging Markets	4,615	441
VIP - Emerging Markets Investor	12,428	4,683
VIP - Floating Rate High Income	409	194
VIP - Floating Rate High Income Investor Class	9,474	3,651
VIF - Emerging Markets Equity	2,374	1,554
VIF - Emerging Markets Debt	2,530	1,452
VIF - Global Strategist	1,309	715
Invesco - V.I. Global Core Equity	2,086	339
WFF - VT Discovery	187	314
WFF - VT Opportunity	135	306
Lazard - Retirement Emerging Markets	4,574	7,042
PVIT - Commodity Real Return	832	530
PVIT - Low Duration	6,046	7,268
PVIT - Real Return Portfolio	1,515	2,827
PVIT - Total Return Portfolio	5,864	4,620
Blackrock - Global Allocation V.I.	3,543	4,673
FTVIP - Templeton Global Bond	1,134	2,230
FTVIP - Franklin U.S. Gov't Securities	1,568	2,284

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2017:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	18,359	$18,359	$1.00
VIP - Government Money Market Investor Class	91,332	91,332	1.00
VIP - High Income	1,415	17,044	5.45
VIP - High Income Investor Class	7,700	46,211	5.43
VIP - Equity Income	1,918	48,765	23.89
VIP - Equity Income Investor Class	1,669	40,738	23.77
VIP - Growth	667	36,499	74.05
VIP - Growth Investor Class	438	28,065	73.73
VIP - Overseas	428	10,588	22.87
VIP - Overseas, Investor Class	1,101	24,330	22.79
VIP - Investment Grade Bond	1,446	19,701	12.80
VIP - Investment Grade Bond Investor Class	5,138	67,589	12.75
VIP - Asset Manager	1,799	30,366	15.23
VIP - Asset Manager Investor Class	1,616	26,259	15.13
VIP - Index 500	913	189,571	271.18
VIP - Asset Manager: Growth	389	6,799	19.21
VIP - Asset Manager Growth Investor Class	494	9,216	19.10
VIP - Contrafund	3,016	94,007	37.94
VIP - Contrafund Investor Class	3,707	124,695	37.74
VIP - Balanced	788	13,189	18.76
VIP - Balanced Investor Class	11,151	184,500	18.61
VIP - Dynamic Capital Appreciation	147	2,001	14.43
VIP - Dynamic Capital Appreciation Investor Class	670	8,941	14.40
VIP - Growth & Income	741	13,445	22.71
VIP - Growth & Income Investor Class	1,162	23,883	22.62
VIP - Growth Opportunities	293	9,791	36.08
VIP - Growth Opportunities Investor Class	514	17,769	35.87
VIP - Mid Cap	839	29,014	38.94
VIP - Mid Cap Investor Class	1,528	53,777	38.72
VIP - Value Strategies	267	3,863	14.27
VIP - Value Strategies Investor Class	656	9,591	14.18
VIP - Utilities	129	2,021	16.73
VIP - Utilities Investor Class	544	8,540	16.64
VIP - Technology	950	13,218	18.43
VIP - Technology Investor Class	2,541	36,708	18.22
VIP - Energy	154	4,457	19.86
VIP - Energy Investor Class	469	11,925	19.82
VIP - Health Care	471	12,926	26.44
VIP - Heath Care Investor Class	1,749	47,945	26.23
VIP - Financial Services	230	3,177	13.72
VIP - Financial Services Investor Class	1,339	15,775	13.66
VIP - Industrials	157	3,346	23.85
VIP - Industrials Investor Class	878	19,059	23.69
VIP - Consumer Discretionary	92	1,732	22.27
VIP - Consumer Discretionary Investor Class	627	11,778	22.21
VIP - Real Estate	177	4,351	19.44
VIP - Real Estate Investor Class	925	19,398	19.34
VIP - Strategic Income	619	7,276	11.50
VIP - Strategic Income Investor Class	7,194	84,620	11.46
VIP - International Capital Appreciation	153	2,254	17.39
VIP - International Capital Appreciation Investor Class	1,589	22,694	17.26
VIP - Value	148	2,317	16.36
VIP - Value Investor Class	919	14,297	16.33
VIP - Freedom Income	93	1,020	11.63
VIP - Freedom Income Investor Class	403	4,566	11.67

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom 2005	36	$424	$12.39
VIP - Freedom 2005 Investor Class	364	4,130	11.85
VIP - Freedom 2010	74	917	13.43
VIP - Freedom 2010 Investor Class	455	5,191	12.78
VIP - Freedom 2015	96	1,224	13.68
VIP - Freedom 2015 Investor Class	650	7,427	12.72
VIP - Freedom 2020	233	2,918	14.03
VIP - Freedom 2020 Investor Class	1,832	21,333	12.94
VIP - Freedom 2025	118	1,531	14.64
VIP - Freedom 2025 Investor Class	1,006	12,478	13.78
VIP - Freedom 2030	86	1,128	14.67
VIP - Freedom 2030 Investor Class	1,128	13,455	13.61
VIP - Freedom Lifetime Income I	153	1,729	11.21
VIP - Freedom Lifetime Income II	86	1,014	12.70
VIP - Freedom Lifetime Income III	186	2,229	13.07
VIP - Disciplined Small Cap	92	1,485	16.86
VIP - Disciplined Small Cap Investor Class	1,357	21,333	16.79
VIP - Funds Manager 20%	5,117	58,115	11.62
VIP - Funds Manager 50%	9,902	117,875	13.52
VIP - Funds Manager 60%	13,577	145,835	12.50
VIP - Funds Manager 70%	6,927	83,427	14.04
VIP - Funds Manager 85%	2,910	34,954	14.31
VIP - Consumer Staples	97	1,828	19.72
VIP - Consumer Staples Investor Class	1,082	20,061	19.64
VIP - Materials	78	1,146	16.18
VIP - Materials Investor Class	576	8,711	16.17
VIP - Telecommunications	60	779	12.74
VIP - Telecommunications Investor Class	187	2,407	12.65
VIP - Emerging Markets	384	4,520	12.23
VIP - Emerging Markets Investor Class	1,341	14,420	12.17
VIP - Floating Rate High Income	52	517	9.93
VIP - Floating Rate High Income Investor Class	2,549	25,586	9.92
VIF - Emerging Markets Equity	443	9,677	17.64
VIF - Emerging Markets Debt	1,796	16,444	8.08
VIF - Global Strategist	530	6,465	11.16
Invesco - V.I. Global Core Equity	552	4,913	10.73
WFF - VT Discovery	121	3,857	31.74
WFF - VT Opportunity	54	1,515	27.14
Lazard - Retirement Emerging Markets	585	14,517	23.31
PVIT - Commodity Real Return	301	3,476	7.16
PVIT - Low Duration	4,013	42,897	10.24
PVIT - Real Return Portfolio	1,590	22,905	12.42
PVIT - Total Return Portfolio	4,604	53,113	10.94
Blackrock - Global Allocation V.I.	2,010	35,060	17.21
FTVIP - Templeton Global Bond	697	13,777	16.51
FTVIP - Franklin U.S. Gov't Securities	485	6,292	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Government Money Market
Units Issued	511	796	4	—
Units Redeemed	(592)	(895)	(9)	(16)
Net Increase (Decrease)	(81)	(99)	(5)	(16)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - High Income
Units Issued	3	10	—	1
Units Redeemed	(22)	(20)	(6)	(4)
Net Increase (Decrease)	(19)	(10)	(6)	(3)
VIP - Equity-Income
Units Issued	3	8	—	—
Units Redeemed	(43)	(50)	(6)	(6)
Net Increase (Decrease)	(40)	(42)	(6)	(6)
VIP - Growth
Units Issued	12	28	3	—
Units Redeemed	(32)	(57)	(4)	(4)
Net Increase (Decrease)	(20)	(29)	(1)	(4)
VIP - Overseas
Units Issued	18	4	1	—
Units Redeemed	(24)	(30)	(2)	(2)
Net Increase (Decrease)	(6)	(26)	(1)	(2)
VIP - Investment Grade Bond
Units Issued	20	36	—	1
Units Redeemed	(76)	(77)	(13)	(9)
Net Increase (Decrease)	(56)	(41)	(13)	(8)
VIP - Asset Manager
Units Issued	3	3	—	—
Units Redeemed	(29)	(81)	(4)	(5)
Net Increase (Decrease)	(26)	(78)	(4)	(5)
VIP - Index 500
Units Issued	47	68	—	22
Units Redeemed	(85)	(100)	(16)	(9)
Net Increase (Decrease)	(38)	(32)	(16)	13
VIP - Asset Manager: Growth
Units Issued	6	1	—	—
Units Redeemed	(26)	(28)	(3)	(5)
Net Increase (Decrease)	(20)	(27)	(3)	(5)
VIP - Contrafund
Units Issued	15	26	—	2
Units Redeemed	(91)	(123)	(13)	(16)
Net Increase (Decrease)	(76)	(97)	(13)	(14)
VIP - Balanced
Units Issued	39	36	—	9
Units Redeemed	(62)	(64)	(9)	(8)
Net Increase (Decrease)	(23)	(28)	(9)	1
VIP - Dynamic Capital Appreciation
Units Issued	2	6	—	—
Units Redeemed	(20)	(77)	(1)	(11)
Net Increase (Decrease)	(18)	(71)	(1)	(11)
VIP - Growth & Income
Units Issued	16	30	—	1
Units Redeemed	(59)	(71)	(11)	(9)
Net Increase (Decrease)	(43)	(41)	(11)	(8)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Growth Opportunities
Units Issued	28	101	2	2
Units Redeemed	(37)	(276)	(5)	(14)
Net Increase (Decrease)	(9)	(175)	(3)	(12)
VIP - Mid Cap
Units Issued	14	15	1	1
Units Redeemed	(83)	(95)	(14)	(15)
Net Increase (Decrease)	(69)	(80)	(13)	(14)
VIP - Value Strategies
Units Issued	3	12	1	1
Units Redeemed	(29)	(38)	(4)	(2)
Net Increase (Decrease)	(26)	(26)	(3)	(1)
VIP - Utilities
Units Issued	7	49	6	2
Units Redeemed	(24)	(31)	(1)	(4)
Net Increase (Decrease)	(17)	18	5	(2)
VIP - Technology
Units Issued	137	185	17	1
Units Redeemed	(142)	(55)	(3)	(10)
Net Increase (Decrease)	(5)	130	14	(9)
VIP - Energy
Units Issued	13	58	1	3
Units Redeemed	(87)	(43)	(4)	(2)
Net Increase (Decrease)	(74)	15	(3)	1
VIP - Health Care
Units Issued	27	30	1	—
Units Redeemed	(80)	(207)	(9)	(23)
Net Increase (Decrease)	(53)	(177)	(8)	(23)
VIP - Financial Services
Units Issued	149	74	3	28
Units Redeemed	(161)	(34)	(16)	(1)
Net Increase (Decrease)	(12)	40	(13)	27
VIP - Industrials
Units Issued	15	12	2	2
Units Redeemed	(22)	(8)	(2)	(1)
Net Increase (Decrease)	(7)	4	—	1
VIP - Consumer Discretionary
Units Issued	5	18	—	1
Units Redeemed	(15)	(142)	(1)	(2)
Net Increase (Decrease)	(10)	(124)	(1)	(1)
VIP - Real Estate
Units Issued	2	24	—	3
Units Redeemed	(35)	(28)	(7)	(7)
Net Increase (Decrease)	(33)	(4)	(7)	(4)
VIP - Strategic Income
Units Issued	39	32	3	2
Units Redeemed	(54)	(38)	(7)	(13)
Net Increase (Decrease)	(15)	(6)	(4)	(11)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - International Capital Appreciation
Units Issued	39	9	11	0
Units Redeemed	(21)	(28)	(1)	(1)
Net Increase (Decrease)	18	(19)	10	(1)
VIP - Value
Units Issued	5	55	1	1
Units Redeemed	(25)	(66)	(3)	(3)
Net Increase (Decrease)	(20)	(11)	(2)	(2)
VIP - Freedom Income
Units Issued	4	12	—	—
Units Redeemed	(10)	(9)	—	—
Net Increase (Decrease)	(6)	3	—	—
VIP - Freedom 2005
Units Issued	1	—	—	—
Units Redeemed	—	—	—	—
Net Increase (Decrease)	1	—	—	—
VIP - Freedom 2010
Units Issued	—	2	—	—
Units Redeemed	(12)	(12)	—	—
Net Increase (Decrease)	(12)	(10)	—	—
VIP - Freedom 2015
Units Issued	1	8	—	—
Units Redeemed	(40)	(88)	—	—
Net Increase (Decrease)	(39)	(80)	—	—
VIP - Freedom 2020
Units Issued	15	14	—	—
Units Redeemed	(9)	(26)	—	—
Net Increase (Decrease)	6	(12)	—	—
VIP - Freedom 2025
Units Issued	5	25	—	—
Units Redeemed	(2)	(12)	—	—
Net Increase (Decrease)	3	13	—	—
VIP - Freedom 2030
Units Issued	2	1	—	—
Units Redeemed	(6)	(3)	—	—
Net Increase (Decrease)	(4)	(2)	—	—
VIP - Disciplined Small Cap
Units Issued	26	35	1	2
Units Redeemed	(55)	(33)	(5)	(8)
Net Increase (Decrease)	(29)	2	(4)	(6)
VIP - FundsManager 20%
Units Issued	—	47	—	3
Units Redeemed	(18)	(93)	(6)	(27)
Net Increase (Decrease)	(18)	(46)	(6)	(24)
VIP - FundsManager 50%
Units Issued	36	30	—	7
Units Redeemed	(122)	(49)	(40)	(33)
Net Increase (Decrease)	(86)	(19)	(40)	(26)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - FundsManager 60%
Units Issued	16	87	5	1
Units Redeemed	(60)	(22)	(5)	(6)
Net Increase (Decrease)	(44)	65	—	(5)
VIP - FundsManager 70%
Units Issued	53	10	4	4
Units Redeemed	(7)	(64)	(22)	(17)
Net Increase (Decrease)	46	(54)	(18)	(13)
VIP - FundsManager 85%
Units Issued	25	19	—	0
Units Redeemed	(60)	(26)	(8)	(7)
Net Increase (Decrease)	(35)	(7)	(8)	(7)
VIP - Consumer Staples
Units Issued	3	129	—	12
Units Redeemed	(55)	(98)	(6)	(19)
Net Increase (Decrease)	(52)	31	(6)	(7)
VIP - Materials
Units Issued	16	15	1	1
Units Redeemed	(6)	(18)	(1)	—
Net Increase (Decrease)	10	(3)	—	1
VIP - Telecommunications
Units Issued	13	84	—	6
Units Redeemed	(63)	(40)	(5)	(1)
Net Increase (Decrease)	(50)	44	(5)	5
VIP - Emerging Markets
Units Issued	420	12	13	18
Units Redeemed	(42)	(24)	(3)	(19)
Net Increase (Decrease)	378	(12)	10	(1)
VIP - Floating Rate High Income
Units Issued	19	15	19	1
Units Redeemed	(16)	(7)	(2)	—
Net Increase (Decrease)	3	8	17	1
VIF - Emerging Markets Equity
Units Issued	5	14	—	—
Units Redeemed	(11)	(29)	(1)	(1)
Net Increase (Decrease)	(6)	(15)	(1)	(1)
VIF - Emerging Markets Debt
Units Issued	2	15	—	1
Units Redeemed	(7)	(20)	(1)	—
Net Increase (Decrease)	(5)	(5)	(1)	1
VIF - Global Strategist
Units Issued	—	2	—	—
Units Redeemed	(9)	(6)	(1)	(1)
Net Increase (Decrease)	(9)	(4)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	21	2	—	—
Units Redeemed	(3)	(4)	(1)	(1)
Net Increase (Decrease)	18	(2)	(1)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
WFF - VT Discovery
Units Issued	—	—	—	—
Units Redeemed	(5)	(5)	(2)	(1)
Net Increase (Decrease)	(5)	(5)	(2)	(1)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(6)	(4)	(1)	(1)
Net Increase (Decrease)	(6)	(4)	(1)	(1)
Lazard - Retirement Emerging Markets
Units Issued	33	242	2	12
Units Redeemed	(217)	(54)	(5)	(8)
Net Increase (Decrease)	(184)	188	(3)	4
PVIT - Commodity Real Return
Units Issued	—	—	1	4
Units Redeemed	—	—	(4)	—
Net Increase (Decrease)	—	—	(3)	4
PVIT - Low Duration
Units Issued	11	45	—	—
Units Redeemed	(37)	(32)	—	—
Net Increase (Decrease)	(26)	13	—	—
PVIT - Real Return
Units Issued	5	14	—	—
Units Redeemed	(16)	(30)	—	—
Net Increase (Decrease)	(11)	(16)	—	—
PVIT - Total Return
Units Issued	12	35	—	—
Units Redeemed	(23)	(41)	(4)	(1)
Net Increase (Decrease)	(11)	(6)	(4)	(1)
Blackrock - Global Allocation V.I.
Units Issued	12	12	—	—
Units Redeemed	(49)	(36)	—	(21)
Net Increase (Decrease)	(37)	(24)	—	(21)
FTVIP - Templeton Global Bond
Units Issued	11	1	—	—
Units Redeemed	(3)	(13)	—	—
Net Increase (Decrease)	8	(12)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	36	226	—	—
Units Redeemed	(14)	(220)	—	—
Net Increase (Decrease)	22	6	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Government Money Market Investor Class
Units Issued	15,711	14,643	18	256
Units Redeemed	(15,789)	(12,481)	(18)	(279)
Net Increase (Decrease)	(78)	2,162	—	(23)
VIP - High Income Investor Class
Units Issued	409	697	—	—
Units Redeemed	(723)	(500)	—	—
Net Increase (Decrease)	(314)	197	—	—
VIP - Equity-Income Investor Class
Units Issued	330	589	—	—
Units Redeemed	(537)	(442)	—	—
Net Increase (Decrease)	(207)	147	—	—
VIP - Growth Investor Class
Units Issued	453	150	—	—
Units Redeemed	(231)	(241)	—	—
Net Increase (Decrease)	222	(91)	—	—
VIP - Overseas, Investor Class
Units Issued	566	188	—	—
Units Redeemed	(310)	(369)	—	—
Net Increase (Decrease)	256	(181)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	1,293	2,189	—	—
Units Redeemed	(919)	(1,501)	—	—
Net Increase (Decrease)	374	688	—	—
VIP - Asset Manager Investor Class
Units Issued	193	95	—	—
Units Redeemed	(161)	(281)	—	—
Net Increase (Decrease)	32	(186)	—	—
VIP - Index 500
Units Issued	1,683	2,055	—	—
Units Redeemed	(1,034)	(960)	—	—
Net Increase (Decrease)	649	1,095	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	148	30	—	—
Units Redeemed	(62)	(83)	—	—
Net Increase (Decrease)	86	(53)	—	—
VIP - Contrafund Investor Class
Units Issued	608	679	—	—
Units Redeemed	(812)	(774)	—	—
Net Increase (Decrease)	(204)	(95)	—	—
VIP - Balanced Investor Class
Units Issued	1,557	1,289	—	—
Units Redeemed	(893)	(934)	—	—
Net Increase (Decrease)	664	355	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	86	40	—	—
Units Redeemed	(81)	(363)	—	—
Net Increase (Decrease)	5	(323)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Growth & Income Investor Class
Units Issued	475	252	—	—
Units Redeemed	(364)	(317)	—	—
Net Increase (Decrease)	111	(65)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	161	82	—	—
Units Redeemed	(126)	(409)	—	—
Net Increase (Decrease)	35	(327)	—	—
VIP - Mid Cap Investor Class
Units Issued	343	362	—	—
Units Redeemed	(348)	(387)	—	—
Net Increase (Decrease)	(5)	(25)	—	—
VIP - Value Strategies Investor Class
Units Issued	75	83	—	—
Units Redeemed	(94)	(156)	—	—
Net Increase (Decrease)	(19)	(73)	—	—
VIP - Utilities Investor Class
Units Issued	56	328	—	—
Units Redeemed	(106)	(185)	—	—
Net Increase (Decrease)	(50)	143	—	—
VIP - Technology Investor Class
Units Issued	639	385	—	—
Units Redeemed	(422)	(287)	—	—
Net Increase (Decrease)	217	98	—	—
VIP - Energy Investor Class
Units Issued	192	403	—	—
Units Redeemed	(406)	(347)	—	—
Net Increase (Decrease)	(214)	56	—	—
VIP - Health Care Investor Class
Units Issued	247	272	—	—
Units Redeemed	(456)	(794)	—	—
Net Increase (Decrease)	(209)	(522)	—	—
VIP - Financial Services Investor Class
Units Issued	556	310	—	—
Units Redeemed	(351)	(311)	—	—
Net Increase (Decrease)	205	(1)	—	—
VIP - Industrials Investor Class
Units Issued	180	158	—	—
Units Redeemed	(156)	(191)	—	—
Net Increase (Decrease)	24	(33)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	89	133	—	—
Units Redeemed	(144)	(261)	—	—
Net Increase (Decrease)	(55)	(128)	—	—
VIP - Real Estate Investor Class
Units Issued	84	312	—	—
Units Redeemed	(284)	(291)	—	—
Net Increase (Decrease)	(200)	21	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Strategic Income Investor Class
Units Issued	1,098	799	—	—
Units Redeemed	(673)	(717)	—	—
Net Increase (Decrease)	425	82	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	566	238	—	—
Units Redeemed	(177)	(237)	—	—
Net Increase (Decrease)	389	1	—	—
VIP - Value Investor Class
Units Issued	123	288	—	—
Units Redeemed	(146)	(279)	—	—
Net Increase (Decrease)	(23)	9	—	—
VIP - Freedom Income Investor Class
Units Issued	124	116	—	—
Units Redeemed	(31)	(122)	—	—
Net Increase (Decrease)	93	(6)	—	—
VIP - Freedom 2005 Investor Class
Units Issued	42	82	—	—
Units Redeemed	(52)	(13)	—	—
Net Increase (Decrease)	(10)	69	—	—
VIP - Freedom 2010 Investor Class
Units Issued	19	6	—	—
Units Redeemed	(38)	(31)	—	—
Net Increase (Decrease)	(19)	(25)	—	—
VIP - Freedom 2015 Investor Class
Units Issued	41	87	—	—
Units Redeemed	(49)	(98)	—	—
Net Increase (Decrease)	(8)	(11)	—	—
VIP - Freedom 2020 Investor Class
Units Issued	97	104	—	—
Units Redeemed	(58)	(202)	—	—
Net Increase (Decrease)	39	(98)	—	—
VIP - Freedom 2025 Investor Class
Units Issued	91	110	—	—
Units Redeemed	(57)	(80)	—	—
Net Increase (Decrease)	34	30	—	—
VIP - Freedom 2030 Investor Class
Units Issued	176	58	—	—
Units Redeemed	(44)	(82)	—	—
Net Increase (Decrease)	132	(24)	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(14)	(18)
Net Increase (Decrease)	—	—	(14)	(17)
VIP - Freedom Lifetime Income II
Units Issued	—	—	—	21
Units Redeemed	—	—	(5)	(4)
Net Increase (Decrease)	—	—	(5)	17

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—
Units Redeemed	—	—	(7)	(6)
Net Increase (Decrease)	—	—	(7)	(6)
VIP - Disciplined Small Cap Investor Class
Units Issued	280	401	—	—
Units Redeemed	(400)	(243)	—	—
Net Increase (Decrease)	(120)	158	—	—
VIP - FundsManager 20%
Units Issued	784	669	—	—
Units Redeemed	(1,062)	(1,223)	(4)	(3)
Net Increase (Decrease)	(278)	(554)	(4)	(3)
VIP - FundsManager 50%
Units Issued	1,003	954	1	59
Units Redeemed	(809)	(971)	(19)	(18)
Net Increase (Decrease)	194	(17)	(18)	41
VIP - FundsManager 60%
Units Issued	744	675	15	126
Units Redeemed	(970)	(786)	(47)	(27)
Net Increase (Decrease)	(226)	(111)	(32)	99
VIP - FundsManager 70%
Units Issued	781	512	15	13
Units Redeemed	(834)	(646)	(5)	(5)
Net Increase (Decrease)	(53)	(134)	10	8
VIP - FundsManager 85%
Units Issued	254	125	—	—
Units Redeemed	(268)	(156)	(4)	(4)
Net Increase (Decrease)	(14)	(31)	(4)	(4)
VIP - Consumer Staples Investor Class
Units Issued	135	538	—	—
Units Redeemed	(326)	(406)	—	—
Net Increase (Decrease)	(191)	132	—	—
VIP - Materials Investor Class
Units Issued	233	92	—	—
Units Redeemed	(107)	(108)	—	—
Net Increase (Decrease)	126	(16)	—	—
VIP - Telecommunications Investor Class
Units Issued	72	288	—	—
Units Redeemed	(302)	(112)	—	—
Net Increase (Decrease)	(230)	176	—	—
VIP - Emerging Markets Investor Class
Units Issued	1,020	510	—	—
Units Redeemed	(401)	(262)	—	—
Net Increase (Decrease)	619	248	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	882	679	—	—
Units Redeemed	(418)	(186)	—	—
Net Increase (Decrease)	464	493	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIF - Emerging Markets Equity
Units Issued	159	68	—	—
Units Redeemed	(87)	(116)	—	—
Net Increase (Decrease)	72	(48)	—	—
VIF - Emerging Market Debt
Units Issued	111	113	—	—
Units Redeemed	(65)	(139)	—	—
Net Increase (Decrease)	46	(26)	—	—
VIF - Global Strategist
Units Issued	77	12	—	—
Units Redeemed	(36)	(47)	—	—
Net Increase (Decrease)	41	(35)	—	—
Invesco - V.I. Global Core Equity
Units Issued	111	28	—	—
Units Redeemed	(15)	(36)	—	—
Net Increase (Decrease)	96	(8)	—	—
Lazard - Retirement Emerging Markets
Units Issued	309	161	—	—
Units Redeemed	(257)	(203)	—	—
Net Increase (Decrease)	52	(42)	—	—
PVIT - Commodity Real Return
Units Issued	100	244	—	—
Units Redeemed	(87)	(146)	—	—
Net Increase (Decrease)	13	98	—	—
PVIT - Low Duration
Units Issued	517	1,155	—	—
Units Redeemed	(637)	(1,542)	—	—
Net Increase (Decrease)	(120)	(387)	—	—
PVIT - Real Return
Units Issued	81	342	—	—
Units Redeemed	(206)	(265)	—	—
Net Increase (Decrease)	(125)	77	—	—
PVIT - Total Return
Units Issued	407	554	—	—
Units Redeemed	(365)	(700)	—	—
Net Increase (Decrease)	42	(146)	—	—
Blackrock - Global Allocation V.I.
Units Issued	237	294	—	—
Units Redeemed	(340)	(887)	—	—
Net Increase (Decrease)	(103)	(593)	—	—
FTVIP - Templeton Global Bond
Units Issued	94	96	—	—
Units Redeemed	(201)	(407)	—	—
Net Increase (Decrease)	(107)	(311)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	103	303	—	—
Units Redeemed	(207)	(306)	—	—
Net Increase (Decrease)	(104)	(3)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

	Fidelity Growth and Guaranteed Income
(in thousands)	2017	2016
VIP - Government Money Market Investor Class
Units Issued	219	201
Units Redeemed	(311)	(128)
Net Increase (Decrease)	(92)	73
VIP - Balanced Investor Class
Units Issued	9	4
Units Redeemed	(445)	(413)
Net Increase (Decrease)	(436)	(409)
VIP - FundsManager 60%
Units Issued	—	—
Units Redeemed	(596)	(576)
Net Increase (Decrease)	(596)	(576)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2014	1,320	$21.11	$20.45	$27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	1,570	$21.27	$20.66	$33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
VIP - Government Money Market Investor Class
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2014	6,317	$9.99	$9.30	$67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	6,696	$10.00	$9.43	$72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
VIP - High Income
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
2014	218	$47.51	$46.04	$10,302	0.80%	1.00%	5.11%	0.35%	0.14%
2013	261	$47.34	$45.97	$12,299	0.80%	1.00%	5.30%	5.10%	4.89%
VIP - High Income Investor Class
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
2014	2,453	$13.37	$21.12	$38,611	0.10%	0.25%	4.86%	1.02%	0.87%
2013	2,952	$13.23	$20.93	$46,117	0.10%	0.25%	5.93%	5.84%	5.69%
VIP - Equity-Income
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
2014	566	$93.00	$90.11	$52,521	0.80%	1.00%	2.77%	7.85%	7.63%
2013	635	$86.23	$83.72	$54,533	0.80%	1.00%	2.51%	27.12%	26.87%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Equity-Income Investor Class
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
2014	1,763	$19.16	$28.41	$32,602	0.10%	0.25%	2.94%	8.52%	8.36%
2013	1,731	$17.66	$26.22	$29,387	0.10%	0.25%	2.77%	27.86%	27.67%
VIP - Growth
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
2014	421	$105.99	$102.71	$44,567	0.80%	1.00%	0.18%	10.41%	10.18%
2013	472	$96.00	$93.21	$45,247	0.80%	1.00%	0.29%	35.25%	34.97%
VIP - Growth Investor Class
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	0.00%	0.61%	0.46%
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%
2014	909	$21.17	$30.65	$18,762	0.10%	0.25%	0.14%	11.09%	10.93%
2013	724	$19.06	$27.63	$13,480	0.10%	0.25%	0.24%	36.08%	35.88%
VIP - Overseas
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
2014	162	$43.46	$42.12	$7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
2013	186	$47.66	$46.28	$8,830	0.80%	1.00%	1.38%	29.39%	29.13%
VIP - Overseas, Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	184	$16.33	$15.98	$2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)
2013	201	$17.91	$17.57	$3,603	0.80%	1.00%	1.33%	29.41%	29.15%
VIP - Overseas, Investor Class
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
2014	941	$14.10	$19.54	$13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
2013	1,023	$15.37	$21.33	$16,304	0.10%	0.25%	1.55%	30.27%	30.07%
VIP - Investment Grade Bond
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
2014	603	$40.88	$39.62	$24,540	0.80%	1.00%	2.12%	4.98%	4.77%
2013	657	$38.94	$37.81	$25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
VIP - Investment Grade Bond Investor Class
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
2014	2,975	$11.72	$15.07	$41,581	0.10%	0.25%	2.42%	5.72%	5.57%
2013	2,773	$11.09	$14.28	$36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
VIP - Asset Manager
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
2014	619	$52.66	$51.03	$32,548	0.80%	1.00%	1.44%	4.99%	4.77%
2013	707	$50.16	$48.70	$35,403	0.80%	1.00%	1.57%	14.78%	14.55%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager Investor Class
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
2014	1,286	$14.78	$20.90	$21,456	0.10%	0.25%	1.56%	5.63%	5.47%
2013	1,114	$13.99	$19.82	$18,012	0.10%	0.25%	1.70%	15.51%	15.33%
VIP - Index 500
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
2014	5,122	$20.50	$59.56	$141,224	0.10%	1.00%	1.80%	13.46%	12.43%
2013	4,258	$18.07	$52.97	$111,019	0.10%	1.00%	2.09%	32.11%	30.92%
VIP - Asset Manager: Growth
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
2014	248	$34.99	$33.91	$8,681	0.80%	1.00%	1.01%	5.03%	4.82%
2013	283	$33.32	$32.35	$9,407	0.80%	1.00%	1.09%	21.43%	21.19%
VIP - Asset Manager: Growth Investor Class
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
2014	316	$16.04	$23.40	$5,618	0.10%	0.25%	1.12%	5.68%	5.53%
2013	268	$15.17	$22.17	$4,515	0.10%	0.25%	1.00%	22.18%	22.00%
VIP - Contrafund
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
2014	1,565	$74.46	$72.16	$116,160	0.80%	1.00%	0.95%	11.05%	10.82%
2013	1,694	$67.06	$65.11	$113,340	0.80%	1.00%	1.07%	30.24%	29.97%
VIP - Contrafund Investor Class
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
2014	5,165	$19.55	$29.87	$108,381	0.10%	0.25%	0.95%	11.74%	11.57%
2013	4,801	$17.49	$26.77	$91,008	0.10%	0.25%	1.06%	31.02%	30.83%
VIP - Balanced
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
2014	511	$27.96	$27.09	$14,226	0.80%	1.00%	1.57%	9.38%	9.16%
2013	520	$25.56	$24.82	$13,242	0.80%	1.00%	1.51%	18.70%	18.46%
VIP - Balanced Investor Class
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
2014	8,409	$16.80	$25.04	$144,595	0.10%	1.40%	1.54%	10.07%	8.64%
2013	7,746	$15.26	$23.05	$119,875	0.10%	1.40%	1.60%	19.42%	17.87%
VIP - Dynamic Capital Appreciation
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
2014	112	$26.34	$25.75	$2,924	0.80%	1.00%	0.45%	10.04%	9.82%
2013	108	$23.94	$23.44	$2,580	0.80%	1.00%	0.40%	37.43%	37.15%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation Investor Class
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
2014	594	$21.36	$33.96	$13,254	0.10%	0.25%	0.47%	10.68%	10.51%
2013	395	$19.29	$30.73	$8,103	0.10%	0.25%	0.39%	38.38%	38.17%
VIP - Growth & Income
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
2014	598	$31.07	$30.11	$18,492	0.80%	1.00%	1.76%	9.59%	9.37%
2013	624	$28.35	$27.53	$17,623	0.80%	1.00%	1.90%	32.50%	32.23%
VIP - Growth & Income Investor Class
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
2014	946	$20.91	$28.72	$19,283	0.10%	0.25%	2.10%	10.22%	10.06%
2013	690	$18.97	$26.10	$12,806	0.10%	0.25%	2.27%	33.38%	33.18%
VIP - Growth Opportunities
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%
2014	393	$24.04	$23.29	$9,406	0.80%	1.00%	0.22%	11.30%	11.08%
2013	442	$21.60	$20.97	$9,517	0.80%	1.00%	0.32%	36.80%	36.52%
VIP - Growth Opportunities Investor Class
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	0.00%
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
2014	415	$22.92	$38.05	$9,184	0.10%	0.25%	0.14%	11.98%	11.81%
2013	430	$20.46	$34.03	$8,341	0.10%	0.25%	0.28%	37.63%	37.43%
VIP - Mid Cap
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
2014	953	$37.91	$36.81	$35,963	0.80%	1.00%	0.24%	5.44%	5.22%
2013	1,148	$35.96	$34.98	$41,172	0.80%	1.00%	0.51%	35.14%	34.87%
VIP - Mid Cap Investor Class
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
2014	2,124	$17.13	$30.58	$43,398	0.10%	0.25%	0.19%	6.10%	5.94%
2013	2,046	$16.15	$28.86	$40,271	0.10%	0.25%	0.47%	35.94%	35.74%
VIP - Value Strategies
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
2014	210	$23.67	$23.14	$4,958	0.80%	1.00%	0.99%	5.94%	5.73%
2013	245	$22.34	$21.89	$5,469	0.80%	1.00%	0.89%	29.45%	29.19%
VIP - Value Strategies Investor Class
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
2014	406	$19.47	$40.36	$8,265	0.10%	0.25%	0.94%	6.56%	6.40%
2013	482	$18.28	$37.93	$9,291	0.10%	0.25%	0.94%	30.32%	30.12%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
2014	136	$22.24	$21.65	$2,993	0.80%	1.00%	1.77%	20.80%	20.56%
2013	120	$18.41	$17.96	$2,199	0.80%	1.00%	2.25%	20.05%	19.81%
VIP - Utilities Investor Class
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	400	$18.66	$23.30	$8,449	0.10%	0.25%	1.93%	21.52%	21.34%
2013	251	$15.36	$19.20	$4,438	0.10%	0.25%	2.47%	20.80%	20.62%
VIP - Technology
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
2014	394	$21.94	$21.35	$8,604	0.80%	1.00%	0.11%	11.01%	10.79%
2013	318	$19.76	$19.27	$6,278	0.80%	1.00%	0.15%	26.79%	26.53%
VIP - Technology Investor Class
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%
2014	730	$18.73	$43.53	$16,246	0.10%	0.25%	0.05%	11.75%	11.58%
2013	476	$16.76	$39.01	$9,919	0.10%	0.25%	0.11%	27.60%	27.41%
VIP - Energy
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
2014	196	$26.47	$25.77	$5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)
2013	260	$30.53	$29.78	$7,937	0.80%	1.00%	0.92%	23.49%	23.24%
VIP - Energy Investor Class
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
2014	581	$14.16	$21.09	$8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
2013	481	$16.22	$24.21	$8,463	0.10%	0.25%	0.86%	24.26%	24.07%
VIP - Health Care
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
2014	656	$37.74	$36.73	$24,728	0.80%	1.00%	—	31.77%	31.50%
2013	619	$28.64	$27.93	$17,733	0.80%	1.00%	—	54.88%	54.57%
VIP - Health Care Investor Class
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
2014	1,737	$32.24	$47.29	$59,142	0.10%	0.25%	—	32.59%	32.39%
2013	1,392	$24.31	$35.72	$35,827	0.10%	0.25%	—	55.85%	55.62%
VIP - Financial Services
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
2014	149	$12.73	$12.39	$1,886	0.80%	1.00%	0.97%	9.99%	9.77%
2013	230	$11.57	$11.28	$2,659	0.80%	1.00%	1.22%	32.79%	32.52%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services Investor Class
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
2014	579	$17.27	$27.12	$7,834	0.10%	0.25%	1.23%	10.64%	10.48%
2013	511	$15.61	$24.55	$6,233	0.10%	0.25%	1.33%	33.60%	33.40%
VIP - Industrials
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
2014	103	$36.41	$35.43	$3,736	0.80%	1.00%	0.79%	5.36%	5.14%
2013	126	$34.56	$33.70	$4,360	0.80%	1.00%	0.90%	38.68%	38.40%
VIP - Industrials Investor Class
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
2014	752	$20.55	$36.20	$16,984	0.10%	0.25%	0.78%	6.05%	5.89%
2013	812	$19.37	$34.19	$17,353	0.10%	0.25%	1.03%	39.58%	39.37%
VIP - Consumer Discretionary
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%
2014	87	$23.77	$23.14	$2,065	0.80%	1.00%	0.42%	8.76%	8.54%
2013	135	$21.86	$21.32	$2,937	0.80%	1.00%	0.17%	39.97%	39.69%
VIP - Consumer Discretionary Investor Class
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
2014	338	$22.23	$40.45	$7,746	0.10%	0.25%	0.38%	9.47%	9.31%
2013	516	$20.30	$37.01	$10,728	0.10%	0.25%	0.11%	40.91%	40.70%
VIP - Real Estate
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
2014	161	$32.07	$31.35	$5,144	0.80%	1.00%	1.88%	29.14%	28.88%
2013	166	$24.84	$24.33	$4,119	0.80%	1.00%	1.54%	1.01%	0.81%
VIP - Real Estate Investor Class
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
2014	986	$18.31	$44.58	$19,888	0.10%	0.25%	2.04%	29.89%	29.70%
2013	755	$14.10	$34.37	$11,765	0.10%	0.25%	1.61%	1.71%	1.55%
VIP - Strategic Income
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
2014	430	$18.15	$17.76	$7,744	0.80%	1.00%	2.87%	2.77%	2.57%
2013	490	$17.66	$17.32	$8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
VIP - Strategic Income Investor Class
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
2014	4,628	$12.25	$17.82	$69,448	0.10%	0.25%	3.06%	3.48%	3.33%
2013	4,502	$11.84	$17.25	$66,295	0.10%	0.25%	3.63%	0.16%	0.01%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	32	$18.28	$17.93	$594	0.80%	1.00%	0.09%	12.67%	12.44%
2013	41	$16.22	$15.95	$655	0.80%	1.00%	0.02%	36.16%	35.88%
VIP - Growth Strategies Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	98	$19.11	$31.82	$1,802	0.10%	0.25%	0.08%	13.48%	13.31%
2013	77	$16.84	$28.08	$1,271	0.10%	0.25%	0.01%	36.86%	36.65%
VIP - International Capital Appreciation
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)
VIP - International Capital Appreciation Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	111	$15.66	$15.36	$1,734	0.80%	1.00%	0.37%	2.20%	1.99%
2013	85	$15.32	$15.06	$1,292	0.80%	1.00%	0.72%	20.68%	20.43%
VIP - International Capital Appreciation, Investor Class
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
2014	619	$16.26	$31.09	$10,270	0.10%	0.25%	0.43%	2.80%	2.65%
2013	383	$15.82	$30.29	$6,283	0.10%	0.25%	0.71%	21.38%	21.20%
VIP - Value Leaders (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	34	$15.16	$14.87	$515	0.80%	1.00%	1.21%	12.15%	11.93%
2013	45	$13.52	$13.29	$603	0.80%	1.00%	0.45%	34.09%	33.82%
VIP - Value Leaders Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	144	$18.15	$26.23	$2,470	0.10%	0.25%	1.18%	12.83%	12.66%
2013	156	$16.09	$23.28	$2,382	0.10%	0.25%	0.59%	34.95%	34.75%
VIP - Value
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
2014	150	$18.16	$17.81	$2,710	0.80%	1.00%	1.51%	10.52%	10.30%
2013	110	$16.43	$16.15	$1,803	0.80%	1.00%	1.16%	31.40%	31.13%
VIP - Value Investor Class
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)
2014	478	$20.16	$35.33	$9,478	0.10%	0.25%	1.46%	11.17%	11.00%
2013	369	$18.14	$31.83	$6,606	0.10%	0.25%	1.16%	32.28%	32.09%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	146	$21.29	$20.88	$3,111	0.80%	1.00%	0.95%	11.69%	11.46%
2013	66	$19.06	$18.74	$1,263	0.80%	1.00%	0.62%	33.80%	33.53%
VIP - Growth Stock Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	392	$21.55	$35.00	$8,755	0.10%	0.25%	0.86%	12.41%	12.24%
2013	294	$19.17	$31.18	$5,893	0.10%	0.25%	0.66%	34.60%	34.40%
VIP - Freedom Income
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
2014	245	$14.18	$14.18	$3,473	0.80%	0.80%	1.48%	2.95%	2.95%
2013	262	$13.78	$13.78	$3,608	0.80%	0.80%	1.69%	4.70%	4.70%
VIP - Freedom Income Investor Class
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
2014	277	$12.24	$15.07	$4,063	0.10%	0.25%	1.46%	3.70%	3.54%
2013	296	$11.80	$14.56	$4,188	0.10%	0.25%	1.60%	5.32%	5.16%
VIP - Freedom 2005
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
2014	43	$15.22	$15.22	$657	0.80%	0.80%	1.82%	3.46%	3.46%
2013	33	$14.71	$14.71	$490	0.80%	0.80%	2.39%	8.86%	8.86%
VIP - Freedom 2005 Investor Class
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
2014	175	$13.48	$18.42	$2,595	0.10%	0.25%	1.42%	4.14%	3.99%
2013	187	$12.94	$17.71	$2,715	0.10%	0.25%	1.82%	9.62%	9.46%
VIP - Freedom 2010
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
2014	81	$16.25	$16.25	$1,317	0.80%	0.80%	1.30%	3.70%	3.70%
2013	118	$15.67	$15.67	$1,846	0.80%	0.80%	1.90%	12.58%	12.58%
VIP - Freedom 2010 Investor Class
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	384	$14.36	$20.00	$6,373	0.10%	0.25%	1.54%	4.46%	4.30%
2013	419	$13.75	$19.17	$6,673	0.10%	0.25%	1.79%	13.29%	13.12%
VIP - Freedom 2015
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
2014	205	$16.64	$16.64	$3,407	0.80%	0.80%	1.59%	3.86%	3.86%
2013	233	$16.02	$16.02	$3,732	0.80%	0.80%	1.82%	13.50%	13.50%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Investor Class
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
2014	503	$14.57	$20.54	$8,580	0.10%	0.25%	1.68%	4.54%	4.38%
2013	507	$13.94	$19.67	$8,315	0.10%	0.25%	1.90%	14.24%	14.07%
VIP - Freedom 2020
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
2014	168	$16.74	$16.74	$2,806	0.80%	0.80%	1.55%	3.99%	3.99%
2013	182	$16.09	$16.09	$2,926	0.80%	0.80%	1.86%	15.09%	15.09%
VIP - Freedom 2020 Investor Class
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
2014	1,191	$15.10	$16.88	$20,070	0.10%	0.25%	1.74%	4.65%	4.49%
2013	1,138	$14.43	$21.17	$18,472	0.10%	0.25%	1.99%	15.85%	15.67%
VIP - Freedom 2025
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
2014	73	$17.58	$17.58	$1,280	0.80%	0.80%	1.69%	4.22%	4.22%
2013	70	$16.87	$16.87	$1,177	0.80%	0.80%	2.71%	18.99%	18.99%
VIP - Freedom 2025 Investor Class
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
2014	561	$15.95	$23.65	$10,257	0.10%	0.25%	1.82%	4.94%	4.78%
2013	433	$15.20	$22.57	$7,627	0.10%	0.25%	2.04%	19.83%	19.65%
VIP - Freedom 2030
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
2014	65	$17.38	$17.38	$1,135	0.80%	0.80%	1.37%	4.12%	4.12%
2013	85	$16.69	$16.69	$1,423	0.80%	0.80%	1.45%	20.69%	20.69%
VIP - Freedom 2030 Investor Class
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
2014	555	$16.28	$24.56	$9,900	0.10%	0.25%	1.63%	4.72%	4.57%
2013	485	$15.55	$23.49	$8,266	0.10%	0.25%	1.87%	21.60%	21.41%
VIP - Freedom Lifetime Income I
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
2014	143	$15.54	$15.54	$2,221	0.60%	0.60%	1.73%	4.05%	4.05%
2013	152	$14.93	$14.93	$2,271	0.60%	0.60%	1.81%	9.31%	9.31%
VIP - Freedom Lifetime Income II
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
2014	48	$16.20	$16.20	$780	0.60%	0.60%	2.19%	4.43%	4.43%
2013	37	$15.51	$15.51	$569	0.60%	0.60%	1.76%	12.08%	12.08%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income III
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
2014	96	$17.23	$17.23	$1,662	0.60%	0.60%	2.33%	4.67%	4.67%
2013	67	$16.46	$16.46	$1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)
2014	94	$16.09	$15.81	$1,502	0.80%	1.00%	0.26%	4.44%	4.23%
2013	199	$15.41	$15.17	$3,054	0.80%	1.00%	0.62%	37.25%	36.97%
VIP - Disciplined Small Cap Investor Class
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
2014	750	$21.03	$16.75	$14,331	0.10%	0.25%	0.33%	5.05%	4.89%
2013	836	$20.02	$29.63	$15,210	0.10%	0.25%	0.52%	38.04%	37.84%
VIP - FundsManager 20%
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
2014	5,225	$12.27	$13.15	$70,950	0.10%	1.00%	1.27%	4.02%	3.08%
2013	5,195	$11.80	$12.76	$67,944	0.10%	1.00%	1.18%	5.52%	4.57%
VIP - FundsManager 50%
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
2014	7,136	$14.38	$14.21	$109,141	0.10%	1.00%	1.18%	4.99%	4.05%
2013	6,860	$13.69	$13.65	$100,102	0.10%	1.00%	1.04%	14.78%	13.75%
VIP - FundsManager 60%
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
2014	10,975	$15.12	$19.34	$162,728	0.10%	1.40%	1.26%	5.30%	3.93%
2013	11,234	$14.36	$18.61	$160,786	0.10%	1.40%	1.20%	18.50%	16.96%
VIP - FundsManager 70%
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
2014	4,965	$15.82	$14.38	$78,430	0.10%	1.00%	1.13%	5.05%	4.10%
2013	5,145	$15.05	$13.82	$77,464	0.10%	1.00%	1.14%	21.63%	20.54%
VIP - FundsManager 85%
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
2014	1,935	$16.70	$14.32	$31,583	0.10%	1.00%	1.02%	5.19%	4.24%
2013	1,736	$15.88	$13.73	$26,863	0.10%	1.00%	0.96%	27.60%	26.45%
VIP - Consumer Staples
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
2014	85	$20.17	$19.86	$1,694	0.80%	1.00%	1.41%	14.74%	14.51%
2013	113	$17.58	$17.34	$1,981	0.80%	1.00%	1.55%	20.83%	20.58%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples Investor Class
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
2014	754	$19.55	$26.16	$15,414	0.10%	0.25%	1.49%	15.40%	15.23%
2013	757	$16.94	$22.71	$13,390	0.10%	0.25%	2.02%	21.67%	21.48%
VIP - Materials
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)
2014	71	$17.66	$17.39	$1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
2013	81	$17.74	$17.50	$1,434	0.80%	1.00%	0.89%	21.18%	20.93%
VIP - Materials Investor Class
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
2014	356	$16.99	$37.13	$6,538	0.10%	0.25%	0.97%	0.21%	0.06%
2013	299	$16.96	$37.11	$5,595	0.10%	0.25%	1.04%	21.95%	21.77%
VIP - Telecommunications
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
2014	45	$12.65	$12.45	$575	0.80%	1.00%	3.58%	2.67%	2.46%
2013	30	$12.32	$12.15	$374	0.80%	1.00%	1.04%	20.31%	20.07%
VIP - Telecommunications Investor Class
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
2014	128	$16.80	$31.81	$1,993	0.10%	0.25%	3.58%	3.37%	3.22%
2013	126	$16.25	$30.82	$1,860	0.10%	0.25%	2.20%	21.15%	20.97%
VIP - Emerging Markets
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	52	$8.33	$8.22	$429	0.80%	1.00%	0.27%	0.54%	0.34%
2013	61	$8.28	$8.19	$504	0.80%	1.00%	0.53%	3.12%	2.91%
VIP - Emerging Markets Investor Class
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
2014	263	$10.99	$22.92	$2,725	0.10%	0.25%	0.28%	1.20%	1.05%
2013	237	$10.86	$22.68	$2,448	0.10%	0.25%	0.69%	3.79%	3.64%
VIP - Floating Rate High Income
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
2014	9	$9.90	$9.88	$90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
2014	2,087	$9.94	$9.93	$20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
2014	492	$10.54	$25.22	$7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
2013	575	$11.05	$26.68	$9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
VIF - Emerging Markets Debt
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
2014	959	$11.68	$29.53	$14,915	0.10%	1.00%	5.44%	2.82%	1.90%
2013	1,207	$11.36	$28.98	$18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
VIF - Global Strategist
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	0.00%	5.47%	4.52%
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
2014	479	$14.60	$16.03	$6,972	0.10%	1.00%	0.85%	2.05%	1.13%
2013	319	$14.31	$15.85	$4,586	0.10%	1.00%	0.11%	15.83%	14.79%
Invesco - V.I. Global Core Equity
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
2014	235	$14.08	$17.01	$3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
2013	265	$13.99	$17.06	$3,637	0.10%	1.00%	2.00%	22.38%	21.28%
WFF - VT Discovery
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	0.00%	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	0.00%	6.78%	6.57%
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	105	$35.70	$34.59	$3,738	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	117	$35.86	$34.82	$4,162	0.80%	1.00%	0.01%	42.65%	42.36%
WFF - VT Opportunity
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
2014	45	$36.73	$35.59	$1,672	0.80%	1.00%	0.06%	9.54%	9.32%
2013	52	$33.53	$32.56	$1,723	0.80%	1.00%	0.20%	29.63%	29.37%
Lazard - Retirement Emerging Markets
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)
2014	1,010	$10.85	$13.89	$13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
2013	1,070	$11.36	$14.67	$14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
PVIT - Commodity Real Return
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
2014	256	$7.09	$6.92	$1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
2013	238	$8.71	$8.57	$2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
PVIT - Low Duration
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
2014	4,587	$10.82	$10.94	$51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
2013	5,451	$10.74	$10.96	$60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
2014	2,087	$11.33	$12.00	$25,019	0.10%	1.00%	1.42%	2.99%	2.06%
2013	2,603	$11.00	$11.76	$30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
PVIT - Total Return
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
2014	4,299	$11.55	$12.07	$52,349	0.10%	1.00%	2.16%	4.17%	3.24%
2013	5,296	$11.08	$11.69	$62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
Blackrock - Global Allocation V.I.
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
2014	3,196	$11.87	$11.58	$37,821	0.10%	1.00%	2.06%	1.86%	0.95%
2013	2,911	$11.65	$11.47	$33,846	0.10%	1.00%	1.59%	14.44%	13.41%
FTVIP - Templeton Global Bond
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	0.00%	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	0.00%	2.84%	1.91%
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
2014	1,804	$11.15	$10.88	$20,057	0.10%	1.00%	4.97%	1.73%	1.02%
2013	1,535	$10.96	$10.79	$16,796	0.10%	1.00%	5.30%	1.53%	0.61%
FTVIP - Franklin U.S. Gov't Securities
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)
2014	400	$10.25	$10.05	$4,093	0.10%	0.80%	2.48%	3.28%	2.56%
2013	323	$9.92	$9.80	$3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

  Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

  Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts constituting Empire Fidelity Investments Variable Annuity Account A indicated in the table below (hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Asset Manager - Initial Class

Fidelity VIP Asset Manager - Investor Class

Fidelity VIP Asset Manager: Growth - Initial Class

Fidelity VIP Asset Manager: Growth - Investor Class

Fidelity VIP Balanced - Initial Class

Fidelity VIP Balanced - Investor Class

Fidelity VIP Consumer Discretionary - Initial Class

Fidelity VIP Consumer Discretionary - Investor Class

Fidelity VIP Consumer Staples - Initial Class

Fidelity VIP Consumer Staples - Investor Class

Fidelity VIP Contrafund - Initial Class

Fidelity VIP Contrafund - Investor Class

Fidelity VIP Disciplined Small Cap - Initial Class

Fidelity VIP Disciplined Small Cap - Investor Class

Fidelity VIP Dynamic Capital Appreciation - Initial Class

Fidelity VIP Dynamic Capital Appreciation - Investor Class

Fidelity VIP Emerging Markets - Initial Class

Fidelity VIP Emerging Markets - Investor Class

Fidelity VIP Energy - Initial Class

Fidelity VIP Energy - Investor Class

Fidelity VIP Equity Income - Initial Class

Fidelity VIP Equity Income - Investor Class

Fidelity VIP Financial Services - Initial Class

Fidelity VIP Financial Services - Investor Class

Fidelity VIP Floating Rate High Income - Initial Class

Fidelity VIP Floating Rate High Income - Investor Class

Fidelity VIP Freedom 2005 - Initial Class

Fidelity VIP Freedom 2010 - Initial Class

Fidelity VIP Freedom 2015 - Initial Class

Fidelity VIP Freedom 2020 - Initial Class

Fidelity VIP Freedom 2025 - Initial Class

Fidelity VIP Freedom 2030 - Initial Class

Fidelity VIP Freedom Income - Initial Class

Fidelity VIP Freedom Lifetime Inc I - Investor Class

Fidelity VIP Freedom Lifetime Inc II - Investor Class

Fidelity VIP Freedom Lifetime Inc III - Investor Class

Fidelity VIP FundsManager 20% - Investor Class

Fidelity VIP FundsManager 50% - Investor Class

Fidelity VIP FundsManager 60% - Investor Class

Fidelity VIP FundsManager 70% - Investor Class

Fidelity VIP FundsManager 85% - Investor Class

Fidelity VIP Government Money Market - Initial Class

Fidelity VIP Government Money Market - Investor Class

Fidelity VIP Growth - Initial Class

Fidelity VIP Growth - Investor Class

Fidelity VIP Growth & Income - Initial Class

Fidelity VIP Growth & Income - Investor Class

Fidelity VIP Growth Opportunities - Initial Class

Fidelity VIP Growth Opportunities - Investor Class

Fidelity VIP Health Care - Initial Class

Fidelity VIP Health Care - Investor Class

Fidelity VIP High Income - Initial Class

Fidelity VIP High Income - Investor Class

Fidelity VIP Index 500 - Initial Class

Fidelity VIP Industrials - Initial Class

Fidelity VIP Industrials - Investor Class

Fidelity VIP International Capital Appreciation - Initial Class

Fidelity VIP International Capital Appreciation - Investor Class

Fidelity VIP Investment Grade Bond - Initial Class

Fidelity VIP Investment Grade Bond - Investor Class

Fidelity VIP Investor Freedom 2005

Fidelity VIP Investor Freedom 2010

Fidelity VIP Investor Freedom 2015

Fidelity VIP Investor Freedom 2020

Fidelity VIP Investor Freedom 2025

Fidelity VIP Investor Freedom 2030

Fidelity VIP Investor Freedom Income

Fidelity VIP Materials - Initial Class

Fidelity VIP Materials - Investor Class

Fidelity VIP Mid Cap - Initial Class

Fidelity VIP Mid Cap - Investor Class

Fidelity VIP Overseas - Initial Class

Fidelity VIP Overseas - Investor Class

Fidelity VIP Real Estate - Initial Class

Fidelity VIP Real Estate - Investor Class

Fidelity VIP Strategic Income - Initial Class

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP Strategic Income - Investor Class

Fidelity VIP Technology - Initial Class

Fidelity VIP Technology - Investor Class

Fidelity VIP Telecommunications - Initial Class

Fidelity VIP Telecommunications - Investor Class

Fidelity VIP Utilities - Initial Class

Fidelity VIP Utilities - Investor Class

Fidelity VIP Value - Initial Class

Fidelity VIP Value - Investor Class

Fidelity VIP Value Strategies - Initial Class

Fidelity VIP Value Strategies - Investor Class

Blackrock Global Allocation V.I. Fund - Class I

Franklin U.S. Government Securities VIP Fund - Class 2

Invesco V.I. Global Core Equity Fund - Series I

Lazard Retirement Emerging Markets Equity Portfolio – Investor

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II

PIMCO CommodityRealReturn Strategy Portfolio – Administrative

PIMCO Low Duration Portfolio – Administrative

PIMCO Real Return Portfolio – Administrative

PIMCO Total Return Portfolio – Administrative

Templeton Global Bond VIP Fund - Class 2

Wells Fargo VT Discovery Fund - Class 2

Wells Fargo VT Opportunity Fund - Class 2

Basis for Opinions

These financial statements are the responsibility of the sub-accounts' management. Our responsibility is to express an opinion on the sub-accounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the sub-accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent or custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2018

We have served as the auditor of one or more sub-accounts in Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0218

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company:

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company, which comprise the balance sheets as of December 31, 2017 and December 31, 2016, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2017 and December 31, 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2018

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2017	2016

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $204,493 in 2017 and $199,968 in 2016)	$205,267	$198,607
Policy loans	37	39
Total Investments	205,304	198,646

Cash and cash equivalents	6,791	6,819
Accrued investment income	1,629	1,512
Deferred policy acquisition costs	56,641	53,299
Reinsurance deposit and receivables	33,496	34,804
Other assets	1,897	1,599
Separate account assets	2,713,700	2,371,535
Total Assets	3,019,458	2,668,219

LIABILITIES
Future contract and policy benefits	61,469	65,224
Contract holder deposit funds	98,929	100,560
Payable to parent and affiliates, net	816	1,102
Other liabilities and accrued expenses	3,828	3,048
Investment trades payable	369	—
Deferred tax liability, net	5,330	6,828
Income taxes payable	576	73
Separate account liabilities	2,713,700	2,371,535
Total Liabilities	2,885,017	2,548,370

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	544	(876)
Retained earnings	118,397	105,220
Total Stockholder's Equity	134,441	119,844
Total liabilities and stockholder's equity	$3,019,458	$2,668,214

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2017	2016	2015
Revenues
Fees charged to contract holders	$10,116	$9,536	$10,151
Interest on reinsurance deposit	1,246	1,794	2,040
Net investment income	4,657	3,729	2,596
Fund administration fees (1)	6,752	6,174	6,329
Premiums, net	701	743	782
Gain from reinsurance recapture	—	9,672	—
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(207)	328	185

Total revenues	23,265	31,976	22,083

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	5,216	6,023	6,503
Contract and policy benefits and expenses	4,943	18,247	5,401

Total benefits and expenses	10,159	24,270	11,904

Income before income taxes	13,106	7,706	10,179

Income tax (benefit) expense	(71)	1,744	3,012
Net Income	13,177	5,962	7,167

Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	1,836	(697)	(1,021)
Reclassification adjustment for net realized gains (losses) included in net income	207	(328)	(185)
(Provision) benefit for income taxes related to items of other comprehensive (loss) income	(623)	359	422
Other comprehensive income (loss), net of tax	1,420	(666)	(784)
Comprehensive income	$14,597	$5,296	$6,383

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2017, 2016, and 2015

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2014	$2,000	$13,500	$574	$92,091	$108,165

Comprehensive income:
Net Income	—	—	—	7,167	7,167
Other comprehensive (loss) income	—	—	(784)	—	(784)

Balance at December 31, 2015	$2,000	$13,500	$(210)	$99,258	$114,548

Comprehensive income:
Net Income	—	—	—	5,962	5,962
Other comprehensive (loss) income	—	—	(666)	—	(666)

Balance at December 31, 2016	$2,000	$13,500	$(876)	$105,220	$119,844

Comprehensive income:
Net Income	—	—	—	13,177	13,177
Other comprehensive income (loss)	—	—	1,420	—	1,420

Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2017	2016	2015
Cash flows provided by (used for) operating activities:
Net income	$13,177	$5,962	$7,167
Adjustments to reconcile net income to cash provided by operating activities:
Proceeds from reinsurance recapture	—	55,397	—
Gain from reinsurance recapture	—	(9,672)	—
Amortization	401	497	438
Net realized investment (gains) losses on sales	207	(328)	(185)
(Benefit) provision for deferred taxes	(2,121)	(3,020)	798
Change in assets and liabilities:
Accrued investment income	(117)	(561)	(169)
Deferred policy acquisition costs, net of amortization	(3,434)	(1,430)	(1,906)
Future contract and policy benefits, net	7,340	18,941	6,624
Reinsurance deposit and receivables	1,308	1,393	4,903
Payable to parent and affiliates, net	(286)	567	(322)
Income taxes	503	664	1,614
Other assets and other liabilities, net	477	(4)	(180)

Net cash provided by operating activities	17,455	68,406	18,782

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(85,141)	(197,296)	(85,975)
Proceeds from sales of debt securities	75,148	131,136	70,605
Proceeds from maturities and calls of debt securities	4,860	2,503	2,439
Investment trades payable/ receivable, net	374	(5)	(257)
Change in policy loans	2	(2)	—

Net cash used for investing activities	(4,757)	(63,664)	(13,188)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	139,933	107,865	157,217
Net transfers from/ (to) separate accounts	29,240	48,436	2,777
Withdrawals from variable annuity contracts	(176,273)	(157,491)	(158,251)
Withdrawals from fixed annuity contracts	(5,626)	(6,191)	(6,450)

Net cash used for financing activities	(12,726)	(7,381)	(4,707)

Net (decrease) increase in cash and cash equivalents	(28)	(2,639)	887

Cash and cash equivalents:
Beginning of year	6,819	9,458	8,571
End of year	$6,791	$6,819	$9,458

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Morgan Stanley Variable Insurance funds, Inc., Invesco Advisers Inc., and the Lazard Retirement Series, Inc.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $6,632 and $6,900 at December 31, 2017, and 2016, respectively. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $1,919 and $637 at December 31, 2017, and 2016, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which comprise mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded to Deferred Policy Acquisition (DAC) amortization and, if necessary, a premium deficiency reserve is established.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced must be written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2017, 2016, or 2015.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.
Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements
In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the financial statements.
In February 2016, the FASB issued new guidance on accounting for leases. This guidance primarily impacts lessees and requires them to account for leases as finance or operating leases. Both leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The new guidance will be effective for the Company beginning January 1, 2019. Adoption is not expected to have a material impact on the financial statements.
In January 2016, the FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method and consolidated entities) must be measured at fair value through net income and separate presentation of financial assets and financial liabilities by measurement category and form is required, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The new guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the financial statements.
In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Death Benefits (GMDB) (continued):
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2017	2016
Beginning Balance	$253	$288
Change in benefit ratio estimate	(75)	(107)
Interest on reserve	12	16
Claims paid	(57)	(128)
Accrual of benefit ratio	67	184
Ending Balance	$200	$253

The reinsurance recoverables associated with the GMDB were $200 and $252 at December 31, 2017 and 2016, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity GMDB Mortality Table.

•	The base lapse rate assumption varies from 5.0% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 2.2%.

•	The discount rate is 6.83%.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Death Benefits (GMDB) (continued):
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2017 and 2016. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2017	2016
Net deposits paid
Account value	$506,648	$475,519
Net amount at risk	$7,729	$9,241
Average attained age of contract holders	68	67
Ratchet (highest historical account value at specified anniversary dates)
Account value	$28,463	$27,202
Net amount at risk	$2,088	$2,860
Average attained age of contract holders	72	71
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit (GMWB) feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (GWB) value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (1) withdrawals if the youngest annuitant is under age 59½, (2) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2017	2016
Beginning Balance	$230	$255
Change in benefit ratio estimate	(44)	(55)
Interest on reserve	10	10
Accrual of benefit ratio	16	20
Ending Balance	$212	$230
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB was no longer offered. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Withdrawal Benefits (GMWB) (continued):
The reinsurance recoverables associated with the GMWB were $205 and $223 at December 31, 2017, and 2016, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 11 ½ years from issue and age 59 ½.

•	The mortality assumption is the Annuity 2000 Mortality Table.

•	The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2017, and 2016:

	Years Ended December 31,
	2017	2016
Account value	$147,488	$145,360
GWB value	$148,464	$157,725
Average attained age of contract holders	76	75
4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015

Debt securities	$5,466	$4,440	$3,215
Cash and cash equivalents	31	25	4
Other	3	2	2
Total investment income	5,500	4,467	3,221
Less: investment expenses	843	738	625
Net investment income	$4,657	$3,729	$2,596

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2017	2016	2015

Debt securities:
Gross realized gains	$366	$936	$410
Gross realized losses	(573)	(608)	(225)
Total realized investment (losses) gains	$(207)	$328	$185
There were no realized investment losses as a result of other than temporary impairments in 2017, 2016 or 2015. There were no debt securities that were non-income producing for 2017, 2016 or 2015, respectively.
Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2017	2016

Debt securities	$774	$(1,361)
DAC	(79)	13
Deferred income tax expense (benefit)	(151)	472
	$544	$(876)

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2017, were as follows:

	2017
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,817	$(316)	8	$9,089	$(229)	5	$42,906	$(545)	13
Corporate debt securities	38,474	(158)	123	28,125	(427)	64	66,599	(585)	187
Mortgage and asset backed securities	1,976	(9)	12	269	(5)	3	2,245	(14)	15
Total	$74,267	$(483)	143	$37,483	$(661)	72	$111,750	$(1,144)	215

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	17	—	1	24	—	1	41	—	2
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—
Total	$17	$—	1	$24	$—	1	$41	$—	2
Debt securities that have been in a continuous unrealized loss position as of December 31, 2016, were as follows:

	2016
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$38,049	$(857)	15	$—	$—	—	$38,049	$(857)	15
Corporate debt securities	75,183	(1,604)	194	2,179	(11)	9	77,362	(1,615)	203
Mortgage and asset backed securities	1,369	(11)	5	964	(38)	12	2,333	(49)	17
Total	$114,601	$(2,472)	214	$3,143	$(49)	21	$117,744	$(2,521)	235

Below Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	1,546	(9)	4	356	(4)	6	1,902	(13)	10
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—
Total	$1,546	$(9)	4	$356	$(4)	6	$1,902	$(13)	10

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The Company evaluates declines in fair values below cost for its investments. Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2017, and 2016. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2017. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2017, were as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$45,336	$9	$(544)	$—	$44,801
Corporate and other debt securities	156,777	1,909	(585)	—	$158,101
Mortgage and asset backed securities	2,380	—	(15)	—	2,365
Total debt securities	$204,493	$1,918	$(1,144)	$—	$205,267

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2016, were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$43,932	$26	$(857)	$—	$43,101
Corporate and other debt securities	152,586	1,145	(1,628)	—	$152,103
Mortgage and asset backed securities	3,450	2	(49)	—	3,403
Total debt securities	$199,968	$1,173	$(2,534)	$—	$198,607
During 2017 and 2016, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities at December 31, 2017, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$17,812	$17,819
Due after 1 year through 5 years	106,298	106,484
Due after 5 years through 10 years	58,555	58,590
Due after 10 years	19,448	20,009
Mortgage and asset backed securities	2,380	2,365
	$204,493	$205,267
At December 31, 2017, and 2016, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2017, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $397 and $396 respectively. At December 31, 2016, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $395 and $398 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2017
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$44,801	$—	$—	$44,801
Corporate and other debt securities	—	158,101	—	158,101
Mortgage and asset backed securities	—	2,365	—	2,365
Total available-for-sale debt securities	44,801	160,466	—	205,267
Cash equivalents	6,632	—	—	6,632
Subtotal excluding separate account assets	51,433	160,466	—	211,899
Separate account assets	2,713,700	—	—	2,713,700
Total	$2,765,133	$160,466	$—	$2,925,599

	December 31, 2016
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$43,074	$27	$—	$43,101
Corporate and other debt securities	—	152,103	—	152,103
Mortgage and asset backed securities	—	3,403	—	3,403
Total available-for-sale debt securities	43,074	155,533	—	198,607
Cash equivalents	6,900	—	—	6,900
Subtotal excluding separate account assets	49,974	155,533	—	205,507
Separate account assets	2,371,535	—	—	2,371,535
Total	$2,421,509	$155,533	$—	$2,577,042

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
There were no Level 3 assets held by the Company during 2017 or 2016. There were no transfers into or out of Level 3 during 2017 or 2016.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	37	37	39	39
Reinsurance deposit and receivables	33,496	35,371	34,804	37,154
	$33,533	$35,408	$34,843	$37,193

Financial Liabilities:
Contract holder deposit funds	$98,929	$102,284	$100,560	$104,844
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2017	2016	2015
Current:
Federal	$1,964	$4,737	$2,187
State	86	27	27
	2,050	4,764	2,214
Deferred:
Federal	(2,121)	(3,020)	798

Income tax (benefit) expense	$(71)	$1,744	$3,012
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.
Significant components of the Company's net deferred tax liability were as follows:

	Years Ended December 31,
	2017	2016
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(8,918)	$(13,640)
Contract holder reserves	5,522	6,116
Contract holder reserves - TCJA Transition Adjustment	(1,862)	—
Unrealized gains on available-for-sale securities	(163)	476
Deferred revenue	110	202
Other, net	(19)	18
Net deferred tax liability	$(5,330)	$(6,828)
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015

Tax provision at U.S. Federal statutory rate	$4,587	$2,697	$3,563
Impact of the Tax Cuts and Jobs Act	(3,461)	—	—
Dividends received deduction	(1,067)	(786)	(633)
Other, net	(130)	(167)	82
Income tax (benefit) expense	$(71)	$1,744	$3,012
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provides for the computation of life insurance tax reserves; and (iv) provides for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax liability balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax liabilities of approximately $3,461.
The effects of tax legislation are recognized in the period of enactment. The Company has not completed its analysis of the effects of the TCJA. However, the Company provided a reasonable, provisional estimate of the tax effect related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance. As the Company completes its analysis of the TCJA, these provisional amounts could change.
The Company paid FILI net federal and state income taxes of $1,548, $4,078, and $600 in 2017, 2016, and 2015 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2014. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.
7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2017, 2016 or 2015, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2017	2016	2015

Statutory net income	$6,431	$11,620	$4,421
Statutory surplus	$83,147	$79,140	$76,851
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds. The Company earned fees of $5,968, $5,401 and $5,485 in 2017, 2016 and 2015, respectively, under these agreements. These fees are included in fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $4,189, $3,230, and $4,711 in 2017, 2016, and 2015, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred expenses of $3,555, $3,255, and $2,969 with FILI and $585, $561, and $537 with FMR LLC and its subsidiaries in 2017, 2016, and 2015 respectively. Intercompany balances are settled within 30 days.
The Company has an agreement with Fidelity Institutional Asset Management Trust Company to provide investment and managerial advice. The Company incurred charges of $585, $512, and $390 in 2017, 2016, and 2015 respectively for such services.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $153, $131, and $122 in 2017, 2016, and 2015, respectively.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2017	2016	2015
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,189	$3,230	$4,711
Compensation and benefits	1,730	1,633	1,563
Capitalization of deferred policy acquisition costs	(4,197)	(3,255)	(4,716)
Amortization of deferred policy acquisition costs	763	1,825	2,809
Rent expenses	132	121	105
Taxes, licenses and fees	154	220	178
General insurance expenses	2,445	2,249	1,853

Total underwriting, acquisition and insurance expenses	$5,216	$6,023	$6,503
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2017, 2016 and 2015, the Company decreased amortization by $2,818, $1,730, and $1,421 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the Balance Sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.
The Company had entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company of New York (“GLICNY”). Sales of this product were discontinued in May 2008. The receivable had been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
annuity contracts with no life contingencies was accounted for as a deposit liability and recorded in contract holder deposit funds. Under this reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with GLICNY that reinsured the fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before-tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $11,445, and $0 for the years ended December 31, 2017, 2016, and 2015, respectively.
Financial information related to the coinsurance agreement is as follows:

	Years Ended December 31,
	2017	2016
Reinsurance deposits and receivables:
Principal Life Insurance Company	$28,919	$30,185

Contract holder deposit funds and future contract and policy benefits	$29,159	$30,439

Interest on reinsurance deposit	$1,204	$1,761

Contract and policy benefits and expenses	$1,071	$1,289
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2017	2016	2015

Direct life premiums	$1,084	$1,131	$1,149
Reinsurance ceded, net of ceding expense allowance	(383)	(388)	(367)
Net premiums	$701	$743	$782

Direct contract and policy benefits	$8,245	$21,676	$10,268
Reinsurance ceded, net of reinsurance premiums	(3,302)	(3,429)	(4,867)
Net contract and policy benefits	$4,943	$18,247	$5,401
11. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

11. COMMITMENTS AND CONTINGENCIES (CONTINUED):
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 25, 2018 and did not identify any events that would require adjustments to, or disclosure in, the financial statements.

26

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2017.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2017.

Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2017 and 2016.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2017 and 2016.

Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016 and 2015.

Statements of Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016 and 2015.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016 and 2015.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1)                                 Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)                                 Not Applicable.

(3)                                 (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)                                 (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5)                                 (a)Application for Variable Annuity Contract. (Note 1)

(6)                                 (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7)                                 Form of Reinsurance Agreement - Not Applicable.

(8)                                 (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9)                                 Opinion and consent of Lance A. Warrick is filed herein as Exhibit 9.

(10)                          Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11)                          Not Applicable

(12)                          Not Applicable

(13)                          Performance Advertising Calculations (Note 2)

(14)                          (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Vari able Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”). (Note 3)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). (Note 3)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). (Note 3)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. (Note 3)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).  (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and

Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. (Note 5)

(15) Powers of Attorney

(a)                                           Power of Attorney for William J. Johnson, Jr. (Note 6)

(b)                                           Power of Attorney for Norman L. Ashkenas (Note 6)

(c)                                            Power of Attorney for Peter G. Johannsen (Note 6)

(d)                                           Power of Attorney for Malcolm MacKay (Note 6)

(e)                                            Power of Attorney for Kathleen A. Murphy (Note 6)

(f)                                             Power of Attorney for Rodney R Rohda (Note 6)

(g)                                            Power of Attorney for Roger T Servison (Note 6)

(h)                                           Power of Attorney for Floyd L. Smith (Note 6)

(i)                                               Power of Attorney for Sriram Subramaniam (Note 6)

(j)                                              Power of Attorney for Miles Mei (Note 6)

(k)                                           Power of Attorney for Nancy D. Prior filed herewith

(l)                                               Power of Attorney for Jane P. Jamieson filed herewith

(Note 1)  Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2)  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

Item 25.  Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are not Directors

David A. Golino	Senior Vice President and Chief Financial Officer
Joshua M. Deakin	Vice President, Client Services
Richard S. Rowland	Vice President, Channel Development

Miles Mei	Treasurer

Maryann P. Crews	Illustration Actuary
Robert K. Leach	Appointed Actuary

Robert G. Regan	Chief Risk Officer

Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons listed in Item 27 is 100 Salem Street, Smithfield RI 02917.

Item 26.  Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27.  Number of Contract Owners.

As of March 29, 2018, there were 108 Qualified Contracts and 4,391 Non-qualified Contracts.

Item 28.  Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policy”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or

amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1.                                 Indemnification of Directors, Officers, Employees and Agents.  Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding.  The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President
	Kevin M. Barry	Director

David Canter	Director

Kathleen Murphy	Director

Jeffrey Devolder	Chief Financial Officer

Richard Lyons	Senior Vice President and Treasurer

Eric C. Green	Assistant Treasurer
Norman Ashkenas	Chief Compliance Officer
David Forman	Secretary and Chief Legal Officer
Peter D. Stahl	Assistant Secretary

(c)                                  $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30.  Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, NY 10019.

Item 31.  Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2017, 2016, and 2015 were $3,555,235, $3,225,240,  and $2,969,087 respectively.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 27th day of April 2018.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April 2018.

Signature	Title

)
/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
		)	By:	/s/ Lance A. Warrick
/s/ *		)		Lance A. Warrick
Floyd L. Smith	Director	)		(Attorney-in-Fact)*
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)

)
		)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
/s/ *		)		(Attorney-in-Fact)*
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)